UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ  07078-2789

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100

Date of fiscal year end:  12/31_

Date of reporting period:  3/31/17

Item 1. Schedule of Investments.

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, March 31, 2017 (unaudited)
Franklin Mutual Beacon Fund
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests 84.0%
Aerospace & Defense 2.6%
[a] KLX Inc	United States	2,360,689	$105,522,798
Auto Components 0.5%
[a,b] International Automotive Components Group Brazil LLC	Brazil	2,846,329	74,719
[a,b,c] International Automotive Components Group North America LLC.	United States	22,836,904	17,896,848
			17,971,567
Banks 9.8%
JPMorgan Chase & Co	United States	1,337,400	117,477,216
Societe Generale SA	France	2,284,180	115,857,230
[a] Standard Chartered PLC	United Kingdom	5,170,355	49,434,556
Wells Fargo & Co	United States	2,016,650	112,246,739
			395,015,741
Chemicals 3.7%
[a,d,e] Dow Corning Corp., Contingent Distribution	United States	12,598,548	—
Monsanto Co	United States	409,620	46,368,984
Syngenta AG	Switzerland	134,550	59,371,749
Tronox Ltd., A	United States	2,408,888	44,443,983
			150,184,716
Communications Equipment 4.5%
Cisco Systems Inc	United States	2,338,442	79,039,340
Nokia OYJ, ADR	Finland	18,452,514	100,012,626
			179,051,966
Consumer Finance 2.8%
Capital One Financial Corp	United States	1,293,668	112,109,269
Diversified Telecommunication Services 3.2%
Koninklijke KPN NV	Netherlands	42,357,350	127,550,439
Electric Utilities 0.5%
Vistra Energy Corp	United States	1,256,451	20,480,151
Electrical Equipment 3.2%
[a] Sensata Technologies Holding NV	United States	2,940,226	128,399,669
Food & Staples Retailing 3.1%
[a] Rite Aid Corp	United States	6,467,611	27,487,347
Walgreens Boots Alliance Inc	United States	1,177,451	97,787,305
			125,274,652
Health Care Equipment & Supplies 4.9%
Medtronic PLC	United States	1,649,990	132,923,194
Stryker Corp	United States	483,933	63,709,780
			196,632,974
Hotels, Restaurants & Leisure 2.4%
Accor SA.	France	2,335,910	97,301,479
Insurance 1.4%
White Mountains Insurance Group Ltd	United States	65,148	57,322,422
Internet Software & Services 1.5%
[a] Baidu Inc., ADR	China	344,487	59,430,897
IT Services 2.1%
[a] Cognizant Technology Solutions Corp., A	United States	1,437,830	85,579,642

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Media 6.4%
[a] Charter Communications Inc., A	United States	239,187	$78,290,689
[a] DISH Network Corp., A	United States	709,941	45,074,154
Time Warner Inc	United States	1,351,872	132,091,413
			255,456,256
Metals & Mining 0.5%
[a] Freeport-McMoRan Inc	United States	1,632,858	21,814,983
Oil, Gas & Consumable Fuels 4.7%
Marathon Oil Corp	United States	4,796,361	75,782,504
[b,c] Warrior Met Coal LLC, A	United States	10,273	2,881,299
[b,c] Warrior Met Coal LLC, B	United States	24,026	6,738,644
The Williams Cos. Inc	United States	3,549,332	105,024,734
			190,427,181
Pharmaceuticals 11.0%
Eli Lilly & Co	United States	1,203,639	101,238,076
GlaxoSmithKline PLC	United Kingdom	2,150,447	44,718,964
Merck & Co. Inc	United States	1,764,077	112,089,453
Novartis AG, ADR	Switzerland	1,728,690	128,389,807
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,812,470	58,162,162
			444,598,462
Software 9.2%
CA Inc	United States	1,929,232	61,195,239
[a] Check Point Software Technologies Ltd	Israel	907,125	93,125,453
Microsoft Corp	United States	1,447,954	95,362,250
Symantec Corp	United States	3,943,254	120,979,033
			370,661,975
Tobacco 3.3%
British American Tobacco PLC	United Kingdom	2,009,362	133,450,372
Wireless Telecommunication Services 2.7%
Vodafone Group PLC	United Kingdom	41,827,469	109,073,538
Total Common Stocks and Other Equity Interests
(Cost $2,633,540,518)			3,383,311,149

Preferred Stocks 5.6%
Automobiles 2.5%
[f] Porsche Automobil Holding SE, 1.975%, pfd	Germany	1,831,012	99,883,606
Technology Hardware, Storage & Peripherals 3.1%
[f] Samsung Electronics Co. Ltd., 2.218%, pfd	South Korea	88,380	126,779,695
Total Preferred Stocks (Cost $170,602,326)			226,663,301

		Principal
		Amount

Corporate Notes and Senior Floating Rate Interests 2.0%
[g,h] Cumulus Media Holdings Inc., Term Loans, 6.13%, 12/23/20	United States	$1,882,918	1,412,659
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	18,873,000	16,112,824
[h]Tranche D Term Loan, 7.732%, 1/30/19	United States	15,813,483	13,652,301
[h]Tranche E Term Loan, 8.482%, 7/30/19	United States	5,080,935	4,356,902

|2

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)
		Principal
	Country	Amount	Value

Corporate Notes and Senior Floating Rate Interests (continued)
[h] Veritas Software Corp., Term Loan B1, 6.772%, 1/27/23	United States	$11,237,490	$11,187,157
[i] Veritas U.S. Inc./Veritas Bermuda Ltd.,
senior note, 144A, 7.50%, 2/01/23	United States	2,112,000	2,233,440
senior note, 144A, 10.50%, 2/01/24	United States	13,577,000	14,425,563
Western Digital Corp., senior note, 10.50%, 4/01/24	United States	13,099,000	15,456,820
Total Corporate Notes and Senior Floating Rate Interests
(Cost $76,367,986)			78,837,666

Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.4%
[b,j] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12.	United States	10,848	—
[h,j] Caesars Entertainment Operating Co. Inc.,
Term B-5-B Loans, 1.50%, 3/01/17	United States	7,504,361	8,439,277
Term B-6-B Loans, 1.50%, 3/01/17	United States	31,654,839	36,798,750
Term B-7 Loans, 1.50%, 3/01/17	United States	10,119,494	12,195,205
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $46,677,949)			57,433,232

		Shares

Companies in Liquidation 0.2%
[a] Adelphia Recovery Trust	United States	48,268,724	48,269
[a,d] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent
Distribution	United States	6,161,087	616
[a,b,c,k] CB FIM Coinvestors LLC	United States	15,831,950	—
[a,d,e] Century Communications Corp., Contingent Distribution	United States	16,986,000	—
[a,b] FIM Coinvestor Holdings I, LLC	United States	19,805,560	—
[a,l] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	163,140,446	5,302,064
[a,d,e] Tribune Media Litigation Trust, Contingent Distribution	United States	497,438	—
[a,e] Vistra Energy Corp., Litigation Trust	United States	74,588,735	865,230
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	1,256,451	1,444,918
Total Companies in Liquidation (Cost $23,143,040)			7,661,097

		Principal
		Amount

Municipal Bonds in Reorganization (Cost $14,893,535) 0.3%
[j] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$17,038,000	10,606,155
Total Investments before Short Term Investments
(Cost $2,965,225,354)			3,764,512,600

|3

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)
		Principal
	Country	Amount	Value

Short Term Investments 5.5%
U.S. Government and Agency Securities 5.5%
[m] FHLB, 4/03/17	United States	$42,900,000	$42,900,000
[m] U.S. Treasury Bill,
[n]5/18/17	United States	12,000,000	11,989,272
4/20/17 - 9/07/17	United States	167,000,000	166,654,240
Total U.S. Government and Agency Securities
(Cost $221,585,941)			221,543,512
Total Investments (Cost $3,186,811,295) 99.0%			3,986,056,112
Other Assets, less Liabilities 1.0%			40,241,602
Net Assets 100.0%.			$4,026,297,714

aNon-income producing.
bSee Note 6 regarding restricted securities.
cAt March 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2017, the aggregate value of these securities was $865,230, representing less than 0.1% of net assets.
fVariable rate security. The rate shown represents the yield at period end.
gSecurity purchased on a delayed delivery basis.
hThe coupon rate shown represents the rate at period end.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $16,659,003, representing 0.4% of net assets.
jDefaulted security or security for which income has been deemed uncollectible.
kSee Note 7 regarding holdings of 5% voting securities.
lBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
mThe security was issued on a discount basis with no stated coupon rate.
nA portion or all of the security has been segregated as collateral for open forward contracts. At March 31, 2017, the value of this security and/or cash pledged amounted to
$5,892,711, representing 0.1% of net assets.

|4

FRANKLIN MUTUAL SERIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)

At March 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional Expiration		Unrealized	Unrealized
Description		Type	Contracts	Value	Date Appreciation Depreciation
Currency Contracts
EUR/USD		Short	1,010 $135,365,250		6/19/17	$—	$(1,222,236)
GBP/USD		Short	1,648	129,326,800	6/19/17	—	(2,890,453)
Total Futures Contracts						$—	$(4,112,689)
Net unrealized appreciation (depreciation)							$(4,112,689)

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	724,749	$755,965	4/07/17	$—	$(17,367)
Euro	BONY	Sell	733,657	766,027	4/07/17	—	(16,810)
Euro	FBCO	Sell	1,567,161	1,740,418	4/07/17	68,204	—
Euro	HSBK	Buy	1,671,400	1,777,999	4/07/17	5,443	—
Euro	HSBK	Sell	724,750	757,230	4/07/17	—	(16,103)
Euro	HSBK	Sell	2,221,694	2,497,693	4/07/17	127,069	—
Euro	SSBT	Sell	1,567,160	1,740,441	4/07/17	68,227	—
Euro	SSBT	Sell	9,427,665	9,887,065	4/07/17	—	(172,577)
Euro	UBSW	Sell	16,412,670	17,197,432	4/07/17	—	(315,453)
Euro	BOFA	Sell	6,748,709	7,291,078	4/18/17	86,420	—
Euro	BOFA	Sell	11,038,645	11,561,822	4/18/17	—	(222,601)
Euro	BONY	Sell	755,577	794,708	4/18/17	—	(11,916)
Euro	BONY	Sell	3,556,756	3,883,459	4/18/17	86,406	—
Euro	FBCO	Sell	1,603	1,737	4/18/17	25	—
Euro	HSBK	Sell	3,183,805	3,451,281	4/18/17	52,377	—
Euro	SSBT	Sell	1,469,385	1,546,534	4/18/17	—	(22,124)
Euro	SSBT	Sell	3,353,487	3,641,239	4/18/17	61,188	—
Euro	UBSW	Sell	1,469,384	1,546,237	4/18/17	—	(22,419)
Euro	UBSW	Sell	18,450,480	20,561,130	4/18/17	864,126	—
British Pound	BOFA	Buy	8,050,000	10,059,006	4/24/17	34,147	—
British Pound	BONY	Sell	411,000	503,512	4/24/17	—	(11,803)
British Pound	FBCO	Sell	5,437,982	6,602,363	4/24/17	—	(215,822)
British Pound	HSBK	Sell	411,000	502,378	4/24/17	—	(12,937)
British Pound	SSBT	Sell	6,591,242	8,259,485	4/24/17	—	(4,666)
British Pound	UBSW	Buy	4,801,224	5,991,274	4/24/17	28,538	—
Euro	BOFA	Sell	212,891	223,727	5/04/17	—	(3,714)
Euro	BOFA	Sell	7,249,062	8,108,978	5/04/17	364,466	—
Euro	BONY	Sell	320,922	349,880	5/04/17	7,023	—
Euro	FBCO	Sell	980,249	1,051,758	5/04/17	4,512	—
Euro	HSBK	Sell	217,920	229,374	5/04/17	—	(3,440)
Euro	HSBK	Sell	17,276,780	19,175,611	5/04/17	718,019	—
Euro	SSBT	Sell	6,537,490	7,126,194	5/04/17	141,887	—
Euro	SSBT	Sell	18,363,875	19,312,826	5/04/17	—	(306,162)
Euro	UBSW	Sell	2,401,750	2,518,121	5/04/17	—	(47,781)
Euro	UBSW	Sell	18,518,250	19,981,141	5/04/17	197,228	—

|5

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	FBCO	Sell	1,731,817,467	$1,481,553	5/12/17	$—	$(68,311)
South Korean Won	HSBK	Buy	4,804,336,800	4,217,241	5/12/17	82,327	—
South Korean Won	HSBK	Sell	21,442,818,422	18,606,563	5/12/17	—	(583,360)
South Korean Won	UBSW	Sell	23,273,547,300	19,697,256	5/12/17	—	(1,131,049)
Euro	BOFA	Sell	3,486,357	3,751,314	5/18/17	24,089	—
Euro	BOFA	Sell	8,578,724	9,020,338	5/18/17	—	(151,077)
Euro	BONY	Sell	729,712	766,818	5/18/17	—	(13,309)
Euro	BONY	Sell	1,319,701	1,427,141	5/18/17	16,263	—
Euro	FBCO	Sell	27,396	29,299	5/18/17	10	—
Euro	HSBK	Sell	918,177	964,204	5/18/17	—	(17,409)
Euro	HSBK	Sell	19,261,094	20,802,015	5/18/17	210,202	—
Euro	SSBT	Sell	923,695	967,908	5/18/17	—	(19,603)
Euro	SSBT	Sell	22,868,693	24,660,059	5/18/17	211,403	—
Euro	UBSW	Sell	6,442,444	6,845,187	5/18/17	—	(42,356)
Euro	UBSW	Sell	11,465,884	12,295,032	5/18/17	36,988	—
British Pound	BOFA	Sell	7,636,449	9,512,941	5/23/17	—	(68,273)
British Pound	BOFA	Sell	9,295,428	11,815,056	5/23/17	152,374	—
British Pound	BONY	Sell	10,285,522	12,900,976	5/23/17	—	(3,946)
British Pound	FBCO	Sell	5,437,981	6,606,848	5/23/17	—	(216,017)
British Pound	HSBK	Sell	2,441,036	3,038,208	5/23/17	—	(24,484)
British Pound	HSBK	Sell	10,426,739	13,085,544	5/23/17	3,442	—
British Pound	SSBT	Buy	657,200	817,697	5/23/17	6,872	—
British Pound	SSBT	Sell	2,624,692	3,229,678	5/23/17	—	(63,440)
British Pound	UBSW	Buy	1,946,000	2,429,921	5/23/17	11,664	—
British Pound	UBSW	Sell	4,304,312	5,334,632	5/23/17	—	(65,853)
Euro	BONY	Sell	3,150,701	3,399,426	7/12/17	21,374	—
Euro	FBCO	Sell	39,614,788	42,640,169	7/12/17	166,825	—
Euro	HSBK	Sell	1,182,297	1,262,272	7/12/17	—	(5,338)
Euro	SSBT	Sell	40,514,951	43,593,755	7/12/17	155,293	—
Euro	UBSW	Sell	165,491	177,874	7/12/17	441	—
British Pound	BONY	Sell	2,742,921	3,449,231	7/13/17	2,982	—
British Pound	BONY	Sell	6,307,732	7,875,601	7/13/17	—	(49,534)
British Pound	FBCO	Sell	669,294	818,549	7/13/17	—	(22,362)
British Pound	HSBK	Sell	12,059,069	14,671,244	7/13/17	—	(479,962)
British Pound	SSBT	Sell	14,828,280	18,053,189	7/13/17	—	(577,299)
British Pound	UBSW	Sell	560,086	691,536	7/13/17	—	(12,164)
Euro	BOFA	Sell	3,274,989	3,538,302	7/26/17	24,398	—
Euro	HSBK	Sell	2,364,156	2,518,417	7/26/17	—	(18,207)
Euro	HSBK	Sell	3,461,339	3,741,245	7/26/17	27,397	—
Euro	SSBT	Sell	3,171,676	3,417,639	7/26/17	14,586	—
Euro	UBSW	Sell	2,364,157	2,518,418	7/26/17	—	(18,207)
Euro	UBSW	Sell	2,593,287	2,814,650	7/26/17	32,179	—
South Korean Won	BOFA	Sell	1,072,174,701	939,680	8/11/17	—	(20,978)
South Korean Won	HSBK	Sell	51,361,487,833	45,059,866	8/11/17	—	(959,537)
South Korean Won	UBSW	Sell	47,524,663,591	41,889,959	8/11/17	—	(691,685)
British Pound	BOFA	Sell	3,307,292	4,134,217	8/14/17	—	(24,794)
British Pound	HSBK	Sell	2,500,000	3,117,850	8/14/17	—	(25,970)
British Pound	HSBK	Sell	10,598,411	13,337,570	8/14/17	9,773	—
British Pound	SSBT	Sell	1,458,800	1,803,255	8/14/17	—	(31,226)
British Pound	UBSW	Sell	1,192,000	1,476,294	8/14/17	—	(22,679)

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FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Beacon Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	UBSW	Sell	10,598,410	$13,337,410	8/14/17	$9,614	$—
Euro	BOFA	Sell	1,089,484	1,183,486	8/18/17	13,101	—
Euro	BOFA	Sell	5,489,684	5,854,103	8/18/17	—	(43,220)
Euro	BONY	Sell	1,788,753	1,944,704	8/18/17	23,126	—
Euro	BONY	Sell	2,062,697	2,196,855	8/18/17	—	(19,009)
Euro	HSBK	Sell	1,130,069	1,231,320	8/18/17	17,336	—
Euro	HSBK	Sell	4,836,621	5,166,248	8/18/17	—	(29,519)
Euro	SSBT	Sell	3,043,612	3,249,365	8/18/17	—	(20,252)
Euro	SSBT	Sell	5,443,521	5,921,928	8/18/17	74,194	—
Euro	UBSW	Sell	13,579,979	14,500,142	8/18/17	—	(88,229)
Total Forward Exchange Contracts						$4,263,558	$(7,052,353)
Net unrealized appreciation (depreciation)							$(2,788,795)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 60.

|7

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, March 31, 2017 (unaudited)
Franklin Mutual European Fund
	Country	Shares	Value

Common Stocks 87.6%
Airlines 0.5%
easyJet PLC.	United Kingdom	930,316	$11,960,892
Auto Components 2.2%
Cie Generale des Etablissements Michelin, B	France	461,960	56,102,176
Automobiles 1.5%
[a] Peugeot SA	France	1,908,840	38,432,513
Banks 6.0%
BNP Paribas SA	France	509,392	33,922,492
HSBC Holdings PLC	United Kingdom	2,732,076	22,283,981
Societe Generale SA.	France	749,030	37,991,989
[a] Standard Chartered PLC	United Kingdom	5,933,206	56,728,291
			150,926,753
Capital Markets 0.1%
Oslo Bors VPS Holding ASA	Norway	340,000	3,603,205
Chemicals 2.0%
Lanxess AG	Germany	620,127	41,601,073
Syngenta AG	Switzerland	20,230	8,926,722
			50,527,795
Commercial Services & Supplies 1.6%
G4S PLC	United Kingdom	10,283,548	39,213,054
Communications Equipment 2.5%
Nokia OYJ, A	Finland	5,254,934	28,195,354
Nokia OYJ, ADR	Finland	6,476,564	35,102,977
			63,298,331
Construction & Engineering 1.9%
FLSmidth & Co. AS	Denmark	901,536	48,216,703
Construction Materials 2.9%
LafargeHolcim Ltd., B	Switzerland	1,216,211	71,863,151
Diversified Telecommunication Services 8.3%
Deutsche Telekom AG	Germany	4,071,986	71,343,425
Hellenic Telecommunications Organization SA	Greece	3,445,216	32,340,105
Koninklijke KPN NV.	Netherlands	21,300,825	64,143,049
[a] Telecom Italia SpA	Italy	46,272,034	41,609,113
			209,435,692
Electric Utilities 3.3%
Enel SpA	Italy	17,391,006	81,884,053
Food & Staples Retailing 3.4%
Carrefour SA	France	1,567,550	36,953,533
Metro AG	Germany	1,526,089	48,803,817
			85,757,350
Hotels, Restaurants & Leisure 3.0%
Accor SA	France	1,810,220	75,404,054
Industrial Conglomerates 3.5%
Koninklijke Philips NV	Netherlands	2,731,623	87,793,465
Insurance 13.6%
Ageas	Belgium	1,192,769	46,618,050
Direct Line Insurance Group PLC	United Kingdom	11,324,835	49,300,058
Lancashire Holdings Ltd	United Kingdom	3,612,800	30,445,418
NN Group NV.	Netherlands	2,111,854	68,674,007

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Insurance (continued)
RSA Insurance Group PLC	United Kingdom	10,023,189	$73,664,742
XL Group Ltd	Ireland	1,794,560	71,531,162
			340,233,437
IT Services 0.3%
Cap Gemini SA	France	87,396	8,069,583
Machinery 2.2%
CNH Industrial NV	United Kingdom	2,999,447	28,923,571
CNH Industrial NV, special voting	United Kingdom	833,461	8,037,038
[a] Vossloh AG	Germany	293,290	18,646,006
			55,606,615
Marine 2.5%
A.P. Moeller-Maersk AS, B	Denmark	37,358	61,975,863
Metals & Mining 2.0%
thyssenkrupp AG	Germany	859,109	21,040,810
Voestalpine AG.	Austria	762,829	30,025,888
			51,066,698
Multi-Utilities 1.0%
[a] innogy SE	Germany	644,199	24,315,407
Oil, Gas & Consumable Fuels 6.3%
BP PLC	United Kingdom	8,930,241	51,202,065
[a] Cairn Energy PLC.	United Kingdom	9,565,171	24,511,607
[a] Repsol SA	Spain	485,520	7,496,663
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	1,241,414	32,595,585
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	1,603,748	42,122,403
			157,928,323
Pharmaceuticals 6.7%
GlaxoSmithKline PLC	United Kingdom	2,554,947	53,130,621
Novartis AG	Switzerland	1,011,384	75,053,798
Sanofi	France	450,899	40,700,017
			168,884,436
Road & Rail 0.0%
[b,c] Euro Wagon LP	Jersey Islands	16,127,149	—
Specialty Retail 3.5%
[a] Dufry AG	Switzerland	264,365	40,265,594
Hornbach Holding AG & Co. KGaA	Germany	213,786	15,849,164
Kingfisher PLC	United Kingdom	7,902,254	32,291,448
			88,406,206
Tobacco 1.0%
Imperial Brands PLC	United Kingdom	525,910	25,484,219
Trading Companies & Distributors 3.1%
[a] Kloeckner & Co. SE	Germany	3,031,653	32,775,214
Rexel SA	France	2,450,054	44,481,304
			77,256,518
Transportation Infrastructure 0.0%†
Atlantia SpA	Italy	44,246	1,142,172
Wireless Telecommunication Services 2.7%
Vodafone Group PLC	United Kingdom	25,502,548	66,503,023
Total Common Stocks (Cost $2,159,769,239)			2,201,291,687

|9

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)
	Country	Shares	Value
Preferred Stocks 4.8%
Auto Components 2.2%
[d] Schaeffler AG, 3.034%, pfd	Germany	3,156,455	$55,488,004
Automobiles 2.6%
[d] Volkswagen AG, 0.124%, pfd	Germany	446,068	64,997,113
Total Preferred Stocks (Cost $116,912,951)			120,485,117
Total Investments before Short Term Investments
(Cost $2,276,682,190)			2,321,776,804

		Principal
		Amount
Short Term Investments 5.5%
U.S. Government and Agency Securities 5.5%
[e] FHLB, 4/03/17	United States	$2,000,000	2,000,000
[e] U.S. Treasury Bill,
8/17/17	United States	30,000,000	29,913,030
8/24/17	United States	30,000,000	29,904,360
4/20/17 - 9/07/17	United States	75,900,000	75,698,589
Total U.S. Government and Agency Securities
(Cost $137,567,810)			137,515,979
Total Investments (Cost $2,414,250,000) 97.9%			2,459,292,783
Other Assets, less Liabilities 2.1%			51,813,324
Net Assets 100.0%			$2,511,106,107

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 7 regarding holdings of 5% voting securities.
cSee Note 6 regarding restricted securities.
dVariable rate security. The rate shown represents the yield at period end.
eThe security was issued on a discount basis with no stated coupon rate.

|10

FRANKLIN MUTUAL SERIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)

At March 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

		Number of		Notional Expiration		Unrealized		Unrealized
Description	Type	Contracts		Value	Date Appreciation Depreciation
Currency Contracts
EUR/USD	Short		3,584 $480,345,600		6/19/17	$—		$(4,241,640)
GBP/USD	Short		2,514	197,286,150	6/19/17	—		(4,292,158)
Total Futures Contracts						$—		$(8,533,798)
Net unrealized appreciation (depreciation)								$(8,533,798)

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation		Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	1,559,677	$1,638,365	4/07/17	$—		$(25,864)
Euro	BOFA	Sell	6,527,392	7,340,137	4/07/17	375,185		—
Euro	BONY	Sell	630,661	658,487	4/07/17	—		(14,450)
Euro	FBCO	Sell	60,989,382	67,820,476	4/07/17	2,742,702		—
Euro	HSBK	Sell	4,005,847	4,231,366	4/07/17	—		(43,011)
Euro	SSBT	Sell	2,469,092	2,603,411	4/07/17	—		(31,195)
Euro	SSBT	Sell	60,989,382	67,820,784	4/07/17	2,743,010		—
Euro	UBSW	Sell	2,446,169	2,599,395	4/07/17	—		(10,752)
Euro	BOFA	Sell	4,758,361	4,988,662	4/18/17	—		(91,176)
Euro	BOFA	Sell	30,398,491	33,763,604	4/18/17	1,311,374		—
Euro	BONY	Sell	758,055	809,440	4/18/17	170		—
Euro	BONY	Sell	1,014,754	1,067,308	4/18/17	—		(16,003)
Euro	HSBK	Sell	2,766,581	2,967,178	4/18/17	13,686		—
Euro	SSBT	Sell	2,530,227	2,662,438	4/18/17	—		(38,733)
Euro	SSBT	Sell	2,766,581	2,970,277	4/18/17	16,785		—
Euro	UBSW	Sell	1,973,411	2,076,626	4/18/17	—		(30,109)
Euro	UBSW	Sell	82,793,999	92,576,178	4/18/17	4,188,569		—
British Pound	FBCO	Sell	10,109,121	12,273,686	4/24/17	—		(401,210)
British Pound	SSBT	Sell	17,849,782	22,367,562	4/24/17	—		(12,636)
British Pound	UBSW	Sell	47,046,613	57,745,013	4/24/17	—		(1,242,402)
Norwegian Krone	BONY	Sell	673,758	80,957	4/25/17	2,472		—
Norwegian Krone	SSBT	Sell	30,038,768	3,588,304	4/25/17	89,142		—
Euro	BOFA	Sell	36,438,283	40,756,280	5/04/17	1,827,558		—
Euro	BONY	Sell	1,787,508	1,914,835	5/04/17	5,157		—
Euro	HSBK	Sell	685,335	728,256	5/04/17	—		(3,920)
Euro	HSBK	Sell	38,177,885	42,638,195	5/04/17	1,850,976		—
Euro	SSBT	Sell	3,793,562	4,075,722	5/04/17	22,883		—
Euro	UBSW	Sell	58,301,849	62,926,026	5/04/17	639,434		—
Euro	BOFA	Sell	1,304,589	1,399,596	5/18/17	4,876		—
Euro	BOFA	Sell	12,016,037	12,618,521	5/18/17	—		(227,685)
Euro	BONY	Sell	1,029,452	1,105,529	5/18/17	4,953		—
Euro	BONY	Sell	1,810,935	1,903,021	5/18/17	—		(33,029)
Euro	HSBK	Sell	2,359,589	2,477,670	5/18/17	—		(44,940)
Euro	HSBK	Sell	59,495,936	64,268,997	5/18/17	662,579		—
Euro	SSBT	Sell	2,373,282	2,486,703	5/18/17	—		(50,545)

							|	11

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual European Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	SSBT	Sell	60,661,721	$65,521,443	5/18/17	$668,697	$—
Euro	UBSW	Sell	277,609	297,477	5/18/17	688	—
Euro	UBSW	Sell	2,373,282	2,491,756	5/18/17	—	(45,493)
British Pound	BOFA	Sell	12,995,189	16,206,008	5/23/17	—	(98,649)
British Pound	BONY	Sell	27,854,285	34,937,212	5/23/17	—	(10,688)
British Pound	FBCO	Sell	10,109,121	12,282,026	5/23/17	—	(401,572)
British Pound	HSBK	Sell	5,030,510	6,255,816	5/23/17	—	(55,806)
British Pound	HSBK	Sell	27,854,286	34,948,633	5/23/17	733	—
British Pound	SSBT	Sell	3,121,459	3,856,785	5/23/17	—	(59,612)
British Pound	UBSW	Sell	2,883,641	3,592,522	5/23/17	—	(25,492)
Euro	BOFA	Sell	327,686	349,203	7/12/17	—	(2,129)
Euro	FBCO	Sell	41,024,258	44,157,281	7/12/17	172,760	—
Euro	SSBT	Sell	41,024,258	44,144,153	7/12/17	159,632	—
British Pound	BONY	Sell	2,982,184	3,733,217	7/13/17	—	(13,646)
British Pound	BONY	Sell	8,562,651	10,767,559	7/13/17	9,308	—
British Pound	HSBK	Sell	22,417,619	27,273,612	7/13/17	—	(892,241)
British Pound	SSBT	Sell	22,417,619	27,255,812	7/13/17	—	(910,041)
Euro	BOFA	Sell	842,962	911,819	7/26/17	7,362	—
Euro	HSBK	Sell	7,498,089	8,123,878	7/26/17	78,795	—
Euro	HSBK	Sell	56,450,168	60,146,878	7/26/17	—	(421,403)
Euro	SSBT	Sell	141,454	153,559	7/26/17	1,786	—
Euro	UBSW	Sell	52,904,276	56,356,280	7/26/17	—	(407,432)
British Pound	BOFA	Sell	6,092,025	7,438,206	8/14/17	—	(222,685)
British Pound	BONY	Sell	274,276	337,241	8/14/17	—	(7,668)
British Pound	HSBK	Sell	1,313,429	1,611,302	8/14/17	—	(40,372)
British Pound	HSBK	Sell	33,085,349	41,636,257	8/14/17	30,509	—
British Pound	SSBT	Sell	3,947,237	4,850,002	8/14/17	—	(113,759)
British Pound	UBSW	Sell	661,500	819,269	8/14/17	—	(12,586)
British Pound	UBSW	Sell	33,085,348	41,635,760	8/14/17	30,013	—
Euro	BOFA	Sell	18,251,494	19,461,855	8/18/17	—	(144,917)
Euro	BOFA	Sell	40,941,780	44,501,124	8/18/17	519,178	—
Euro	BONY	Sell	3,800,345	4,129,978	8/18/17	47,435	—
Euro	HSBK	Sell	1,495,936	1,599,898	8/18/17	—	(7,120)
Euro	HSBK	Sell	24,829,183	26,905,744	8/18/17	232,850	—
Euro	SSBT	Sell	5,358,524	5,719,657	8/18/17	—	(36,772)
Euro	SSBT	Sell	14,648,137	15,914,338	8/18/17	178,493	—
Euro	UBSW	Sell	4,670,783	5,061,115	8/18/17	43,499	—
Euro	UBSW	Sell	11,870,250	12,662,274	8/18/17	—	(89,410)
Total Forward Exchange Contracts						$18,683,249	$(6,337,153)
Net unrealized appreciation (depreciation)						$12,346,096

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 60.

|12

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, March 31, 2017 (unaudited)
Franklin Mutual Financial Services Fund
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests 96.6%
Banks 36.0%
[a,b] AB&T Financial Corp	United States	226,100	$124,355
Barclays PLC	United Kingdom	4,275,515	12,060,065
BB&T Corp	United States	317,900	14,210,130
BNP Paribas SA.	France	134,020	8,924,939
Capital Bank Financial Corp., A	United States	42,649	1,850,967
[c] Capital Bank Financial Corp., B, 144A, non-voting	United States	153,021	6,641,111
CIT Group Inc	United States	594,800	25,534,764
Citigroup Inc	United States	263,670	15,772,739
Citizens Financial Group Inc	United States	643,086	22,218,621
[a] FCB Financial Holdings Inc., A	United States	356,409	17,660,066
Guaranty Bancorp	United States	266,761	6,495,630
HSBC Holdings PLC	United Kingdom	2,018,314	16,462,233
JPMorgan Chase & Co	United States	150,020	13,177,757
PNC Financial Services Group Inc	United States	89,360	10,744,646
Shinsei Bank Ltd	Japan	8,965,000	16,510,871
Southern National Bancorp of Virginia Inc	United States	547,560	9,270,191
[a] Standard Chartered PLC	United Kingdom	796,110	7,611,730
State Bank Financial Corp	United States	416,160	10,870,099
SunTrust Banks Inc	United States	271,320	15,003,996
Wells Fargo & Co	United States	120,570	6,710,926
			237,855,836
Capital Markets 4.0%
[a] China International Capital Corp. Ltd., H	China	6,575,401	9,899,208
Oslo Bors VPS Holding ASA	Norway	911,000	9,654,470
UBS Group AG	Switzerland	441,330	7,061,104
			26,614,782
Consumer Finance 5.9%
Capital One Financial Corp	United States	262,010	22,705,787
[c] Hoist Finance AB, 144A	Sweden	829,551	7,267,181
Sun Hung Kai & Co. Ltd	Hong Kong	14,145,704	9,282,973
			39,255,941
Diversified Financial Services 6.8%
AMP Ltd	Australia	4,036,415	15,978,375
First Pacific Co. Ltd	Hong Kong	7,786,902	5,651,141
[a,d] Hightower Holding LLC, B, Series I	United States	1,815,233	3,762,615
[a,d] Hightower Holding LLC, B, Series II	United States	791,396	2,709,899
Voya Financial Inc	United States	449,050	17,045,938
			45,147,968
Equity Real Estate Investment Trusts (REITs) 1.3%
Hibernia REIT PLC	Ireland	6,309,142	8,378,802
Household Durables 1.8%
[a] Cairn Homes PLC	Ireland	4,414,616	6,922,334
[a,c] Cairn Homes PLC, 144A	Ireland	2,988,749	4,686,505
			11,608,839
Insurance 34.8%
Ageas	Belgium	347,049	13,564,024
[a] Alleghany Corp	United States	18,637	11,455,418
American International Group Inc	United States	375,458	23,439,843
Argo Group International Holdings Ltd	United States	195,975	13,287,105

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)
		Shares/
	Country	Units		Value

Common Stocks and Other Equity Interests (continued)
Insurance (continued)
[a] ASR Nederland NV	Netherlands	480,940		$13,710,425
China Pacific Insurance Group Co. Ltd., H	China	2,979,740		10,754,831
Chubb Ltd	United States	64,950		8,849,437
Direct Line Insurance Group PLC	United Kingdom	3,677,124		16,007,512
The Hartford Financial Services Group Inc	United States	280,072		13,463,061
Korean Reinsurance Co	South Korea	474,730		4,927,956
Lancashire Holdings Ltd	United Kingdom	781,589		6,586,527
MetLife Inc	United States	204,710		10,812,782
NN Group NV	Netherlands	643,498		20,925,493
RSA Insurance Group PLC	United Kingdom	1,851,271		13,605,790
State National Cos. Inc	United States	373,757		5,382,101
[c] State National Cos. Inc.144A	United States	350,000		5,040,000
T&D Holdings Inc	Japan	504,169		7,319,532
UNIQA Insurance Group AG	Austria	265,060		2,058,061
White Mountains Insurance Group Ltd	United States	7,484		6,585,022
XL Group Ltd	Ireland	554,492		22,102,051
				229,876,971
Real Estate Management & Development 4.2%
[a] Dolphin Capital Investors Ltd	Greece	3,979,650		386,485
Kenedix Inc	Japan	2,531,600		10,075,454
[a,e] Neinor Homes SLU, Reg S	Spain	380,000		6,749,011
Takara Leben Co. Ltd	Japan	2,419,600		10,781,795
				27,992,745
Thrifts & Mortgage Finance 1.8%
Indiabulls Housing Finance Ltd	India	764,100		11,754,252
Total Common Stocks and Other Equity Interests
(Cost $557,214,508)				638,486,136

Companies in Liquidation 0.0%†
[a,d] FIM Coinvestor Holdings I, LLC	United States	4,357,178		—
[a,f] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	7,766,103		252,398
Total Companies in Liquidation (Cost $532,682)				252,398

		Notional
	Counterparty	Amount*

Options Purchased (Cost $85,868) 0.0%†
Puts - Over-the-Counter
Currency Options 0.0%†
INR/USD, July Strike Price 71.75 INR, Expires 7/03/17	HSBK	580,744,500	INR	486
Total Investments before Short Term Investments
(Cost $557,833,058)				638,739,020

|14

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)
		Principal
	Country	Amount*	Value

Short Term Investments 3.2%
U.S. Government and Agency Securities 3.2%
[g] U.S. Treasury Bill,
[h]8/17/17	United States	$4,000,000	$3,988,404
4/20/17 - 8/24/17	United States	17,200,000	17,155,907
Total U.S. Government and Agency Securities
(Cost $21,153,737)			21,144,311
Total Investments (Cost $578,986,795) 99.8%			659,883,331
Other Assets, less Liabilities 0.2%			1,371,123
Net Assets 100.0%			$661,254,454

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 7 regarding holdings of 5% voting securities.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $23,634,797, representing 3.6% of net assets.
dSee Note 6 regarding restricted securities.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2017, the value of this security was
$6,749,011, representing 1.0% of net assets.
fBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
gThe security was issued on a discount basis with no stated coupon rate.
hA portion or all of the security has been segregated as collateral for open forward contracts. At March 31, 2017, the value of this security and/or cash pledged amounted to
$1,315,085, representing 0.2% of net assets.

|15

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)

At March 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional		Unrealized	Unrealized
Description		Type	Contracts	Value	Expiration Date Appreciation Depreciation
Currency Contracts
EUR/USD		Short	133	$17,825,325	6/19/17	$—	$(162,702)
GBP/USD		Short	166	13,026,850	6/19/17	—	(285,877)
Total Futures Contracts						$—	$(448,579)
Net unrealized appreciation (depreciation)							$(448,579)

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	233,161	$253,678	4/07/17	$—	$(4,887)
Euro	BOFA	Sell	344,028	362,239	4/07/17	—	(4,849)
Euro	BONY	Buy	75,000	79,787	4/07/17	240	—
Euro	BONY	Sell	484,824	509,025	4/07/17	—	(8,298)
Euro	FBCO	Sell	2,286,919	2,539,749	4/07/17	99,528	—
Euro	HSBK	Buy	532,500	566,462	4/07/17	1,734	—
Euro	HSBK	Sell	757,602	796,667	4/07/17	—	(11,720)
Euro	SSBT	Buy	2,044,362	2,177,491	4/07/17	3,914	—
Euro	SSBT	Sell	342,854	359,069	4/07/17	—	(6,768)
Euro	SSBT	Sell	2,286,919	2,539,784	4/07/17	99,562	—
Euro	UBSW	Buy	750,000	794,095	4/07/17	6,181	—
Swiss Franc	BOFA	Buy	2,410,772	2,438,725	4/12/17	—	(30,881)
Swiss Franc	BONY	Buy	30,000	29,652	4/12/17	311	—
Swiss Franc	BONY	Buy	260,300	263,207	4/12/17	—	(3,223)
Swiss Franc	BONY	Sell	25,000	25,008	4/12/17	38	—
Swiss Franc	BONY	Sell	4,643,989	4,597,736	4/12/17	—	(40,614)
Swiss Franc	SSBT	Sell	100,000	99,082	4/12/17	—	(797)
Euro	BOFA	Sell	54,527	57,345	4/18/17	—	(866)
Euro	BOFA	Sell	1,627,387	1,803,149	4/18/17	65,813	—
Euro	BONY	Sell	74,452	78,308	4/18/17	—	(1,174)
Euro	BONY	Sell	118,182	127,326	4/18/17	1,159	—
Euro	HSBK	Sell	4,416,816	4,750,023	4/18/17	34,802	—
Euro	SSBT	Sell	172,052	181,054	4/18/17	—	(2,622)
Euro	SSBT	Sell	192,571	207,221	4/18/17	1,640	—
Euro	UBSW	Sell	144,789	152,362	4/18/17	—	(2,209)
Euro	UBSW	Sell	2,787,240	3,109,208	4/18/17	133,659	—
British Pound	BOFA	Buy	905,000	1,130,857	4/24/17	3,839	—
British Pound	FBCO	Sell	1,019,095	1,237,304	4/24/17	—	(40,446)
British Pound	SSBT	Buy	500,000	623,085	4/24/17	3,819	—
British Pound	SSBT	Sell	2,144,415	2,687,167	4/24/17	—	(1,518)
British Pound	UBSW	Buy	1,246,803	1,555,841	4/24/17	7,411	—
British Pound	UBSW	Sell	3,253,142	3,992,907	4/24/17	—	(85,909)
Japanese Yen	BOFA	Sell	68,578,869	622,128	4/24/17	5,418	—
Japanese Yen	BONY	Sell	7,196,309	64,787	4/24/17	73	—
Japanese Yen	HSBK	Buy	29,827,063	266,637	4/24/17	1,589	—

|16

FRANKLIN MUTUAL SERIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK	Sell	114,471,994	$1,038,540	4/24/17	$9,126	$—
Japanese Yen	HSBK	Sell	118,826,062	1,062,129	4/24/17	—	(6,440)
Japanese Yen	SSBT	Buy	13,630,000	121,182	4/24/17	1,388	—
Japanese Yen	SSBT	Sell	36,501,675	326,122	4/24/17	—	(2,127)
Japanese Yen	UBSW	Buy	52,889,467	462,774	4/24/17	12,846	—
Japanese Yen	UBSW	Sell	4,724,954,125	41,483,296	4/24/17	—	(1,006,839)
Norwegian Krone	BONY	Sell	1,794,242	215,588	4/25/17	6,580	—
Norwegian Krone	SSBT	Sell	80,496,627	9,615,786	4/25/17	238,879	—
Australian Dollar	HSBK	Buy	1,145,000	878,345	4/27/17	—	(3,748)
Australian Dollar	HSBK	Sell	961,978	736,475	4/27/17	1,680	—
Australian Dollar	HSBK	Sell	20,477,949	15,516,538	4/27/17	—	(125,339)
Swedish Krona	BONY	Buy	2,130,946	236,929	4/27/17	1,178	—
Swedish Krona	BONY	Buy	3,525,953	396,506	4/27/17	—	(2,524)
Swedish Krona	BONY	Sell	1,986,755	220,342	4/27/17	—	(1,654)
Swedish Krona	BONY	Sell	6,506,282	733,629	4/27/17	6,630	—
Swedish Krona	SSBT	Sell	1,033,209	117,435	4/27/17	1,987	—
Swedish Krona	UBSW	Sell	349,729	38,871	4/27/17	—	(207)
Swedish Krona	UBSW	Sell	59,858,962	6,805,944	4/27/17	117,422	—
Euro	BOFA	Sell	1,300,305	1,447,358	5/04/17	58,181	—
Euro	BONY	Sell	33,254	35,535	5/04/17	8	—
Euro	HSBK	Sell	88,151	92,858	5/04/17	—	(1,318)
Euro	HSBK	Sell	2,047,254	2,259,341	5/04/17	72,163	—
Euro	SSBT	Sell	705,879	770,480	5/04/17	16,357	—
Euro	UBSW	Sell	4,256,838	4,594,437	5/04/17	46,659	—
South Korean Won	FBCO	Sell	614,900,712	537,219	5/12/17	—	(13,077)
South Korean Won	HSBK	Sell	367,749,221	322,164	5/12/17	—	(6,947)
South Korean Won	UBSW	Sell	105,508,743	90,565	5/12/17	—	(3,858)
Euro	BOFA	Sell	89,354	95,507	5/18/17	—	(20)
Euro	BOFA	Sell	94,099	101,814	5/18/17	1,215	—
Euro	BONY	Sell	84,925	91,944	5/18/17	1,151	—
Euro	FBCO	Sell	10,352	11,091	5/18/17	24	—
Euro	HSBK	Sell	4,517,816	4,879,480	5/18/17	49,535	—
Euro	SSBT	Sell	307,100	326,254	5/18/17	—	(2,063)
Euro	SSBT	Sell	4,407,524	4,761,200	5/18/17	49,168	—
Euro	UBSW	Sell	835,746	904,855	5/18/17	11,369	—
British Pound	BOFA	Sell	207,180	255,561	5/23/17	—	(4,381)
British Pound	BOFA	Sell	2,938,658	3,752,725	5/23/17	65,683	—
British Pound	BONY	Sell	1,000,000	1,266,980	5/23/17	12,311	—
British Pound	BONY	Sell	3,346,323	4,197,243	5/23/17	—	(1,284)
British Pound	FBCO	Sell	1,019,095	1,238,144	5/23/17	—	(40,482)
British Pound	HSBK	Sell	103,199	127,920	5/23/17	—	(1,560)
British Pound	HSBK	Sell	3,346,324	4,198,616	5/23/17	88	—
British Pound	SSBT	Sell	1,905,416	2,364,973	5/23/17	—	(25,693)
British Pound	UBSW	Sell	300,000	383,062	5/23/17	6,661	—
Euro	BONY	Sell	218,469	235,011	7/12/17	778	—
Euro	FBCO	Sell	4,424,407	4,762,298	7/12/17	18,632	—
Euro	SSBT	Sell	4,424,405	4,760,881	7/12/17	17,216	—
Euro	UBSW	Sell	434,231	466,722	7/12/17	1,157	—
British Pound	BONY	Sell	816,676	1,026,973	7/13/17	888	—
British Pound	HSBK	Sell	2,259,908	2,749,438	7/13/17	—	(89,946)

|17

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Financial Services Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	SSBT	Sell	2,509,908	$3,061,574	7/13/17	$—	$(91,915)
Euro	HSBK	Sell	3,918,742	4,174,440	7/26/17	—	(30,179)
Euro	UBSW	Sell	3,918,743	4,174,441	7/26/17	—	(30,179)
South Korean Won	BOFA	Sell	1,998,400,742	1,751,447	8/11/17	—	(39,101)
South Korean Won	HSBK	Sell	2,078,581,467	1,823,557	8/11/17	—	(38,832)
South Korean Won	UBSW	Sell	231,589,755	203,524	8/11/17	—	(3,978)
British Pound	BOFA	Sell	1,830,688	2,280,748	8/14/17	—	(21,392)
British Pound	BONY	Sell	5,774,113	7,104,172	8/14/17	—	(156,936)
British Pound	HSBK	Sell	3,155,567	3,971,123	8/14/17	2,910	—
British Pound	SSBT	Sell	3,826,001	4,698,256	8/14/17	—	(113,047)
British Pound	UBSW	Sell	3,155,567	3,971,076	8/14/17	2,863	—
Euro	BOFA	Sell	355,000	377,585	8/18/17	—	(3,776)
Euro	BOFA	Sell	9,199,273	9,937,457	8/18/17	55,085	—
Euro	HSBK	Sell	727,865	777,667	8/18/17	—	(4,246)
Euro	SSBT	Sell	697,883	744,900	8/18/17	—	(4,805)
Euro	SSBT	Sell	2,716,150	2,958,860	8/18/17	41,020	—
Euro	UBSW	Sell	308,892	334,713	8/18/17	2,884	—
Euro	UBSW	Sell	653,929	700,489	8/18/17	—	(1,998)
Total Forward Exchange Contracts						$1,402,452	$(2,126,672)
Net unrealized appreciation (depreciation)							$(724,220)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 60.

|18

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, March 31, 2017 (unaudited)
Franklin Mutual Global Discovery Fund
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests 89.5%
Aerospace & Defense 0.8%
B/E Aerospace Inc	United States	2,022,442	$129,658,756
[a] KLX Inc	United States	1,011,221	45,201,579
			174,860,335
Auto Components 0.8%
Cie Generale des Etablissements Michelin, B	France	1,269,287	154,147,031
[a,b] International Automotive Components Group Brazil LLC	Brazil	3,819,425	100,264
[a,b,c,d] International Automotive Components Group North America LLC	United States	35,491,081	27,813,685
			182,060,980
Automobiles 1.3%
General Motors Co	United States	5,945,392	210,229,061
Hyundai Motor Co	South Korea	661,459	93,227,851
			303,456,912
Banks 12.0%
Barclays PLC	United Kingdom	36,257,633	102,272,925
BNP Paribas SA	France	3,690,983	245,797,622
Capital Bank Financial Corp., A	United States	866,477	37,605,102
[e] Capital Bank Financial Corp., B, 144A, non-voting	United States	2,980,444	129,351,270
CIT Group Inc	United States	4,841,447	207,843,320
Citigroup Inc	United States	5,490,140	328,420,175
Citizens Financial Group Inc	United States	9,373,589	323,857,500
HSBC Holdings PLC	United Kingdom	16,067,494	131,053,358
JPMorgan Chase & Co	United States	3,087,279	271,186,587
PNC Financial Services Group Inc	United States	2,377,992	285,929,759
Societe Generale SA	France	3,827,410	194,132,302
[a] Standard Chartered PLC	United Kingdom	12,656,750	121,013,124
Wells Fargo & Co	United States	5,909,776	328,938,132
			2,707,401,176
Beverages 0.7%
PepsiCo Inc	United States	1,395,272	156,075,126
Chemicals 1.4%
[a,f,g] Dow Corning Corp., Contingent Distribution	United States	11,430,154	—
Monsanto Co	United States	2,149,530	243,326,796
Syngenta AG	Switzerland	157,078	69,312,490
			312,639,286
Communications Equipment 2.4%
Cisco Systems Inc	United States	7,416,030	250,661,814
Nokia OYJ, A	Finland	28,555,604	153,215,123
Nokia OYJ, ADR.	Finland	25,474,246	138,070,413
			541,947,350
Construction Materials 1.0%
LafargeHolcim Ltd., B	Switzerland	3,691,245	218,107,300
Consumer Finance 1.3%
Ally Financial Inc	United States	4,641,368	94,359,011
Capital One Financial Corp	United States	2,190,465	189,825,697
			284,184,708
Containers & Packaging 0.8%
International Paper Co	United States	3,351,698	170,199,225

Quarterly Statement of Investments | See Notes to Statements of Investments. | 19

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services 0.6%
[a,b] Hightower Holding LLC, B, Series II	United States	2,491,917	$8,532,823
Voya Financial Inc	United States	3,426,353	130,064,360
			138,597,183
Diversified Telecommunication Services 3.5%
China Telecom Corp. Ltd., H	China	448,060,220	218,508,305
Deutsche Telekom AG.	Germany	8,629,475	151,193,127
Koninklijke KPN NV	Netherlands	95,635,204	287,985,727
[a] Telecom Italia SpA	Italy	152,130,941	136,800,417
			794,487,576
Electric Utilities 1.5%
Enel SpA	Italy	57,664,238	271,507,095
Vistra Energy Corp	United States	4,396,158	71,657,376
			343,164,471
Energy Equipment & Services 1.4%
Baker Hughes Inc	United States	5,382,143	321,959,794
Food & Staples Retailing 3.1%
CVS Health Corp	United States	3,061,866	240,356,481
Metro AG.	Germany	5,239,050	167,543,070
[a] Rite Aid Corp	United States	13,959,587	59,328,245
Walgreens Boots Alliance Inc	United States	2,833,972	235,361,374
			702,589,170
Health Care Equipment & Supplies 3.7%
Medtronic PLC	United States	6,209,984	500,276,311
Stryker Corp	United States	2,544,490	334,982,109
			835,258,420
Hotels, Restaurants & Leisure 1.9%
Accor SA	France	7,758,692	323,185,485
Sands China Ltd	Hong Kong	21,300,300	98,668,965
			421,854,450
Industrial Conglomerates 2.0%
Jardine Strategic Holdings Ltd	Hong Kong	2,227,560	93,557,520
Koninklijke Philips NV	Netherlands	11,117,357	357,308,198
			450,865,718
Insurance 9.5%
[a] Alleghany Corp	United States	76,761	47,181,916
American International Group Inc	United States	5,102,618	318,556,442
China Pacific Insurance Group Co. Ltd., H	China	44,491,587	160,584,313
Chubb Ltd	United States	1,651,098	224,962,102
The Hartford Financial Services Group Inc	United States	2,283,987	109,791,255
MetLife Inc	United States	3,841,066	202,885,106
NN Group NV	Netherlands	11,287,329	367,045,311
RSA Insurance Group PLC	United Kingdom	17,857,312	131,241,093
T&D Holdings Inc	Japan	6,611,212	95,981,660
White Mountains Insurance Group Ltd	United States	163,310	143,693,203
XL Group Ltd	Ireland	8,454,755	337,006,534
			2,138,928,935
IT Services 1.1%
[a] Cognizant Technology Solutions Corp., A	United States	4,311,090	256,596,077

|20

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Machinery 1.6%
Caterpillar Inc	United States	2,427,410	$225,166,552
CNH Industrial NV	United Kingdom	5,804,196	55,969,676
CNH Industrial NV, special voting	United Kingdom	7,338,645	70,766,319
			351,902,547
Marine 0.6%
A.P. Moeller-Maersk AS, B	Denmark	83,961	139,288,918
Media 4.4%
[a] Charter Communications Inc., A.	United States	840,665	275,166,468
[a] DISH Network Corp., A	United States	4,143,726	263,085,163
Time Warner Inc	United States	4,708,466	460,064,213
			998,315,844
Metals & Mining 1.0%
[a] Freeport-McMoRan Inc	United States	6,099,862	81,494,156
thyssenkrupp AG	Germany	6,240,872	152,847,893
			234,342,049
Multi-Utilities 0.4%
[a] innogy SE	Germany	2,114,859	79,825,733
Oil, Gas & Consumable Fuels 7.9%
Apache Corp	United States	2,282,818	117,314,017
BP PLC	United Kingdom	30,087,550	172,508,746
China Shenhua Energy Co. Ltd., H	China	63,379,200	147,121,330
[a] CONSOL Energy Inc	United States	6,429,499	107,886,993
Crescent Point Energy Corp	Canada	9,283,857	100,315,080
Kinder Morgan Inc	United States	13,160,358	286,106,183
Marathon Oil Corp	United States	12,762,064	201,640,611
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	9,226,904	242,269,163
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	6,164,658	161,914,596
[b,d] Warrior Met Coal LLC, A	United States	60,966	17,099,317
[b,d] Warrior Met Coal LLC, B	United States	142,575	39,988,438
The Williams Cos. Inc	United States	6,364,035	188,311,796
			1,782,476,270
Pharmaceuticals 8.1%
Eli Lilly & Co	United States	5,532,056	465,301,230
GlaxoSmithKline PLC	United Kingdom	10,945,979	227,623,765
Merck & Co. Inc	United States	7,211,928	458,245,905
Novartis AG, ADR	Switzerland	6,372,962	473,319,888
Teva Pharmaceutical Industries Ltd., ADR	Israel	6,348,373	203,719,289
			1,828,210,077
Software 5.1%
[a] Check Point Software Technologies Ltd	Israel	3,445,872	353,753,220
[a] Dell Technologies Inc., V	United States	1,105,751	70,856,524
Microsoft Corp	United States	5,509,861	362,879,445
Symantec Corp	United States	12,235,259	375,377,746
			1,162,866,935
Specialty Retail 0.8%
Kingfisher PLC	United Kingdom	42,834,793	175,038,348

|21

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Technology Hardware, Storage & Peripherals 2.9%
Hewlett Packard Enterprise Co	United States	10,039,360	$237,932,832
Lenovo Group Ltd	China	41,391,101	27,269,005
Samsung Electronics Co. Ltd	South Korea	217,030	400,082,150
			665,283,987
Tobacco 4.9%
Altria Group Inc	United States	2,606,727	186,172,442
British American Tobacco PLC	United Kingdom	5,233,602	347,586,017
Imperial Brands PLC	United Kingdom	4,213,802	204,189,794
Philip Morris International Inc	United States	925,621	104,502,611
Reynolds American Inc	United States	4,177,927	263,292,960
			1,105,743,824
Wireless Telecommunication Services 1.0%
Vodafone Group PLC	United Kingdom	89,319,132	232,917,602
Total Common Stocks and Other Equity Interests
(Cost $16,160,854,119)			20,211,446,326

Preferred Stocks (Cost $391,187,079) 1.2%
Automobiles 1.2%
[h] Volkswagen AG, 0.124%, pfd	Germany	1,896,164	276,292,371

		Principal
		Amount

Corporate Bonds, Notes and Senior Floating Rate Interests
3.0%
[d,i] Avaya Inc., DIP Facility, 8.50%, 1/23/18	United States	$29,993,000	30,958,415
[i] Belk Inc., Closing Date Term Loan, 5.76%, 12/12/22.	United States	33,838,623	28,882,686
CHS/Community Health Systems Inc.,
senior note, 7.125%, 7/15/20	United States	26,953,000	24,796,760
senior note, 6.875%, 2/01/22	United States	40,326,000	34,680,360
[i,j] Cumulus Media Holdings Inc., Term Loans, 6.13%, 12/23/20	United States	10,584,114	7,940,732
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	95,618,000	81,633,867
[i]Tranche D Term Loan, 7.732%, 1/30/19	United States	117,978,997	101,855,162
[i]Tranche E Term Loan, 8.482%, 7/30/19	United States	37,921,652	32,517,816
[e] Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21.	United States	17,307,000	15,013,822
senior bond, 144A, 7.25%, 7/15/22.	United States	8,530,000	7,378,450
senior note, 144A, 6.375%, 10/15/20	United States	108,254,000	98,511,140
[e] Valeant Pharmaceuticals International Inc.,
senior note, 144A, 5.375%, 3/15/20	United States	4,212,000	3,785,535
senior note, 144A, 7.50%, 7/15/21	United States	23,590,000	20,759,200
senior note, 144A, 5.625%, 12/01/21	United States	10,529,000	8,528,490
[i] Veritas Software Corp., Term Loan B1, 6.772%, 1/27/23	United States	67,075,470	66,775,039
[e] Veritas U.S. Inc./Veritas Bermuda Ltd.,
senior note, 144A, 7.50%, 2/01/23	United States	11,929,000	12,614,918
senior note, 144A, 10.50%, 2/01/24	United States	84,935,000	90,243,437
Total Corporate Bonds, Notes and Senior Floating Rate
Interests (Cost $653,260,299)			666,875,829

|22

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)
		Principal
	Country	Amount	Value

Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.6%
[d,k] Avaya Inc.,
[e]senior note, 144A, 10.50%, 3/01/21	United States	$98,429,000	$16,363,821
[e]senior secured note, 144A, 7.00%, 4/01/19	United States	51,741,000	41,134,095
[i,j]Term B-3 Loan, 7.38%, 10/26/17	United States	79,678,103	63,144,897
[i,j]Term B-6 Loan, 3.88%, 3/30/18	United States	51,515,476	40,929,046
[i,j]Term B-7 Loan, 3.88%, 5/29/20	United States	78,921,022	63,176,278
[b,k] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	8,893	—
[i,k] Caesars Entertainment Operating Co. Inc.,
Term B-5-B Loans, 1.50%, 3/01/17.	United States	12,561,996	14,127,008
Term B-6-B Loans, 1.50%, 3/01/17.	United States	59,886,762	69,618,360
Term B-7 Loans, 1.50%, 3/01/17	United States	43,747,511	52,721,001
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $432,292,402)			361,214,506

		Shares

Companies in Liquidation 0.1%
[a] Adelphia Recovery Trust	United States	45,477,593	45,478
[a,f] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent
Distribution.	United States	5,538,790	554
[a,f,g] Century Communications Corp., Contingent Distribution	United States	15,282,000	—
[a,b] FIM Coinvestor Holdings I, LLC	United States	30,279,560	—
[a,l] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	587,363,521	19,089,314
[a,f,g] NewPage Corp., Litigation Trust, Contingent Distribution	United States	145,817,000	—
[a,f,g] Tribune Media Litigation Trust, Contingent Distribution	United States	1,287,601	—
[a,g] Vistra Energy Corp., Litigation Trust	United States	260,457,613	3,021,308
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	4,396,159	5,055,583
Total Companies in Liquidation (Cost $68,413,237)			27,212,237

		Principal
		Amount

Municipal Bonds in Reorganization (Cost $85,612,566) 0.3%
[k] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$98,292,000	61,186,770
Total Investments before Short Term Investments
(Cost $17,791,619,702)			21,604,228,039

Short Term Investments 3.0%
U.S. Government and Agency Securities 3.0%
[m] FHLB, 4/03/17	United States	23,500,000	23,500,000
[m] U.S. Treasury Bill,
4/06/17 - 8/17/17	United States	607,600,000	606,851,963
[n]8/24/17	United States	50,000,000	49,840,600
Total U.S. Government and Agency Securities
(Cost $680,321,000)			680,192,563
Total Investments (Cost $18,471,940,702) 98.7%			22,284,420,602
Other Assets, less Liabilities 1.3%			297,061,245
Net Assets 100.0%			$22,581,481,847

|23

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)

aNon-income producing.
bSee Note 6 regarding restricted securities.
cSee Note 7 regarding holdings of 5% voting securities.
dAt March 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $443,684,178, representing 2.0% of net assets.
fContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
gSecurity has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2017, the aggregate value of these securities was $3,021,308, representing less than 0.1% of net assets.
hVariable rate security. The rate shown represents the yield at period end.
iThe coupon rate shown represents the rate at period end.
jA portion or all of the security purchased on a delayed delivery basis.
kDefaulted security or security for which income has been deemed uncollectible.
lBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
mThe security was issued on a discount basis with no stated coupon rate.
nA portion or all of the security has been segregated as collateral for open forward contracts. At March 31, 2017, the value of this security and/or cash pledged amounted to
$12,514,522, representing 0.1% of net assets.

|24

FRANKLIN MUTUAL SERIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)

At March 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional Expiration		Unrealized	Unrealized
Description		Type	Contracts	Value	Date Appreciation Depreciation
Currency Contracts
EUR/USD.		Short	9,047 $1,212,524,175		6/19/17	$—	$(10,803,820)
GBP/USD		Short	9,564	750,534,900	6/19/17	—	(16,236,286)
Total Futures Contracts						$—	$(27,040,106)
Net unrealized appreciation (depreciation)							$(27,040,106)

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	1,909,353	$2,030,822	4/07/17	$6,523	$—
Euro	BOFA	Sell	9,590,033	10,037,804	4/07/17	—	(195,093)
Euro	BOFA	Sell	16,872,900	18,973,795	4/07/17	969,829	—
Euro	BONY	Sell	11,097,382	11,615,713	4/07/17	—	(225,577)
Euro	FBCO	Sell	162,000,140	180,138,609	4/07/17	7,278,869	—
Euro	HSBK	Sell	11,956,713	13,442,083	4/07/17	683,858	—
Euro	HSBK	Sell	17,137,700	18,008,743	4/07/17	—	(277,774)
Euro	SSBT	Sell	21,360,878	22,370,128	4/07/17	—	(422,666)
Euro	SSBT	Sell	162,000,141	180,139,471	4/07/17	7,279,730	—
Euro	UBSW	Sell	3,325,324	3,533,619	4/07/17	—	(14,616)
Euro	BOFA	Sell	4,801,092	5,049,241	4/18/17	—	(76,215)
Euro	BOFA	Sell	96,012,748	106,362,264	4/18/17	3,862,839	—
Euro	BONY	Sell	1,352,125	1,422,152	4/18/17	—	(21,324)
Euro	BONY	Sell	16,486,062	17,925,359	4/18/17	325,490	—
Euro	FBCO	Sell	520,274	563,613	4/18/17	8,189	—
Euro	HSBK	Sell	25,733,446	27,937,332	4/18/17	465,321	—
Euro	SSBT	Sell	5,030,050	5,291,403	4/18/17	—	(78,479)
Euro	SSBT	Sell	18,523,360	20,035,425	4/18/17	260,617	—
Euro	UBSW	Sell	2,629,503	2,767,034	4/18/17	—	(40,120)
Euro	UBSW	Sell	247,123,661	275,847,151	4/18/17	12,027,675	—
British Pound	BOFA	Buy	25,705,367	32,300,377	4/24/17	—	(70,784)
British Pound	BOFA	Buy	61,098,681	75,643,224	4/24/17	962,786	—
British Pound	BONY	Buy	45,149,586	56,361,208	4/24/17	247,700	—
British Pound	FBCO	Buy	26,000,000	32,226,567	4/24/17	372,439	—
British Pound	FBCO	Sell	68,423,182	83,073,954	4/24/17	—	(2,715,573)
British Pound	SSBT	Buy	11,226,829	14,130,547	4/24/17	—	(54,260)
British Pound	SSBT	Sell	43,041,388	53,935,164	4/24/17	—	(30,469)
British Pound	UBSW	Sell	182,484,863	223,981,921	4/24/17	—	(4,819,044)
Japanese Yen	BOFA	Sell	181,766,759	1,648,935	4/24/17	14,360	—
Japanese Yen	HSBK	Buy	223,548,696	1,998,397	4/24/17	11,911	—
Japanese Yen	HSBK	Sell	1,831,512,198	16,363,032	4/24/17	—	(107,223)
Japanese Yen	HSBK	Sell	2,939,132,739	26,665,089	4/24/17	234,324	—
Japanese Yen	SSBT	Buy	259,313,849	2,305,524	4/24/17	26,410	—
Japanese Yen	SSBT	Sell	13,513,347	120,734	4/24/17	—	(787)
Japanese Yen	UBSW	Sell	6,200,656,094	54,955,050	4/24/17	—	(805,646)

|25

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	2,196,866	$2,308,689	5/04/17	$—	$(38,326)
Euro	BOFA	Sell	102,579,262	114,730,246	5/04/17	5,140,022	—
Euro	BONY	Sell	2,600,090	2,783,742	5/04/17	5,944	—
Euro	FBCO	Sell	2,329,373	2,499,301	5/04/17	10,723	—
Euro	HSBK	Sell	15,489,848	16,425,907	5/04/17	—	(122,622)
Euro	HSBK	Sell	117,935,620	131,295,211	5/04/17	5,299,070	—
Euro	SSBT	Sell	24,397,978	26,303,107	5/04/17	237,606	—
Euro	UBSW	Sell	91,467,405	98,690,108	5/04/17	971,202	—
South Korean Won	FBCO	Sell	31,982,832,129	27,838,386	5/12/17	—	(784,159)
South Korean Won	HSBK	Buy	12,647,923,340	11,139,904	5/12/17	179,162	—
South Korean Won	HSBK	Sell	91,331,572,103	79,702,845	5/12/17	—	(2,032,946)
South Korean Won	UBSW	Sell	63,445,206,390	53,659,613	5/12/17	—	(3,119,704)
Euro	BOFA	Sell	14,571,996	15,451,845	5/18/17	—	(126,907)
Euro	BOFA	Sell	17,984,928	19,368,708	5/18/17	141,228	—
Euro	BONY	Sell	6,552,781	6,885,990	5/18/17	—	(119,513)
Euro	BONY	Sell	8,609,692	9,311,109	5/18/17	106,587	—
Euro	FBCO	Sell	4,597,937	4,926,330	5/18/17	10,729	—
Euro	HSBK	Sell	8,003,115	8,404,903	5/18/17	—	(151,134)
Euro	HSBK	Sell	102,164,007	110,289,525	5/18/17	1,067,166	—
Euro	SSBT	Sell	10,212,665	10,733,369	5/18/17	—	(184,873)
Euro	SSBT	Sell	103,131,472	111,315,399	5/18/17	1,058,735	—
Euro	UBSW	Sell	19,748,658	20,906,609	5/18/17	—	(206,455)
Euro	UBSW	Sell	31,259,676	33,571,681	5/18/17	152,322	—
British Pound	BOFA	Sell	4,557,853	5,622,217	5/23/17	—	(96,379)
British Pound	BONY	Sell	67,165,365	84,244,510	5/23/17	—	(25,771)
British Pound	FBCO	Sell	68,423,183	83,130,404	5/23/17	—	(2,718,022)
British Pound	HSBK	Sell	21,101,829	26,206,642	5/23/17	—	(269,163)
British Pound	HSBK	Sell	68,260,658	85,670,868	5/23/17	26,358	—
British Pound	SSBT	Sell	35,957	45,602	5/23/17	488	—
British Pound	SSBT	Sell	13,962,309	17,246,684	5/23/17	—	(271,388)
British Pound	UBSW	Sell	10,732,648	13,369,853	5/23/17	—	(96,064)
Euro	BOFA	Sell	4,811,038	5,126,940	7/12/17	—	(31,257)
Euro	BOFA	Sell	5,457,842	5,858,235	7/12/17	6,561	—
Euro	BONY	Sell	1,178,167	1,267,378	7/12/17	4,196	—
Euro	FBCO	Sell	177,653,381	191,220,769	7/12/17	748,128	—
Euro	HSBK	Sell	8,250,710	8,881,229	7/12/17	35,158	—
Euro	HSBK	Sell	8,552,068	9,130,564	7/12/17	—	(38,611)
Euro	SSBT	Sell	1,475,708	1,574,583	7/12/17	—	(7,610)
Euro	SSBT	Sell	179,532,134	193,186,528	7/12/17	699,565	—
Euro	UBSW	Sell	2,341,737	2,516,955	7/12/17	6,241	—
British Pound	BONY	Sell	36,169,442	45,483,182	7/13/17	39,320	—
British Pound	FBCO	Sell	3,983,543	4,871,889	7/13/17	—	(133,098)
British Pound	HSBK	Sell	151,732,753	184,600,343	7/13/17	—	(6,039,100)
British Pound	SSBT	Sell	158,364,305	192,607,223	7/13/17	—	(6,364,208)
British Pound	UBSW	Sell	3,180,462	3,926,907	7/13/17	—	(69,076)
Euro	BOFA	Sell	15,180,122	16,454,086	7/26/17	166,553	—
Euro	FBCO	Sell	7,050,589	7,636,035	7/26/17	71,096	—
Euro	HSBK	Sell	17,993,484	19,462,171	7/26/17	156,040	—
Euro	HSBK	Sell	125,576,514	133,770,381	7/26/17	—	(967,102)
Euro	SSBT	Sell	8,411,729	9,067,190	7/26/17	41,815	—

|26

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	UBSW	Sell	4,123,267	$4,475,229	7/26/17	$51,164	$—
Euro	UBSW	Sell	125,576,514	133,770,382	7/26/17	—	(967,102)
South Korean Won	BOFA	Sell	24,431,871,607	21,412,683	8/11/17	—	(478,040)
South Korean Won	HSBK	Sell	7,235,993,152	6,498,422	8/11/17	15,042	—
South Korean Won	HSBK	Sell	132,051,323,260	115,849,737	8/11/17	—	(2,466,986)
South Korean Won	UBSW	Sell	5,430,298,074	4,877,878	8/11/17	12,383	—
South Korean Won	UBSW	Sell	208,000,419,125	183,311,922	8/11/17	—	(3,054,466)
British Pound	HSBK	Sell	1,165,225	1,462,917	8/14/17	—	(2,386)
British Pound	HSBK	Sell	139,755,630	175,875,473	8/14/17	128,873	—
British Pound	SSBT	Sell	3,400,926	4,279,725	8/14/17	2,966	—
British Pound	SSBT	Sell	5,136,451	6,334,005	8/14/17	—	(125,225)
British Pound	UBSW	Sell	139,755,630	175,873,376	8/14/17	126,777	—
Euro	BOFA	Sell	13,173,045	14,052,490	8/18/17	—	(98,730)
Euro	BOFA	Sell	13,947,810	15,040,913	8/18/17	57,399	—
Euro	BONY	Sell	7,214,117	7,683,323	8/18/17	—	(66,484)
Euro	HSBK	Sell	17,590,858	19,076,263	8/18/17	179,184	—
Euro	HSBK	Sell	29,429,234	31,454,632	8/18/17	—	(159,892)
Euro	SSBT	Sell	9,828,983	10,689,730	8/18/17	130,888	—
Euro	SSBT	Sell	36,407,977	38,794,690	8/18/17	—	(316,791)
Euro	UBSW	Sell	18,540,945	19,836,628	8/18/17	—	(81,089)
Euro	UBSW	Sell	19,386,516	21,025,502	8/18/17	199,426	—
Total Forward Exchange Contracts						$52,324,987	$(41,786,329)
Net unrealized appreciation (depreciation)						$10,538,658

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 60.

|27

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, March 31, 2017 (unaudited)
Franklin Mutual International Fund
	Country	Shares	Value

Common Stocks 90.2%
Auto Components 2.2%
Cie Generale des Etablissements Michelin, B	France	30,760	$3,735,611
Banks 5.4%
BNP Paribas SA.	France	32,930	2,192,943
HSBC Holdings PLC	United Kingdom	274,285	2,237,186
Shinsei Bank Ltd	Japan	1,590,000	2,928,308
[a] Standard Chartered PLC	United Kingdom	200,456	1,916,591
			9,275,028
Beverages 1.3%
Coca-Cola West Co. Ltd	Japan	69,075	2,227,825
Capital Markets 1.8%
[a] China International Capital Corp. Ltd., H	China	2,034,999	3,063,673
Chemicals 1.0%
Lanxess AG	Germany	26,405	1,771,373
Communications Equipment 1.8%
Nokia OYJ, A	Finland	356,803	1,914,427
Nokia OYJ, ADR.	Finland	227,640	1,233,809
			3,148,236
Construction & Engineering 0.7%
FLSmidth & Co. AS	Denmark	21,955	1,174,216
Construction Materials 1.8%
LafargeHolcim Ltd., B	Switzerland	53,550	3,164,148
Consumer Finance 2.2%
[b] Hoist Finance AB, 144A	Sweden	213,282	1,868,431
Sun Hung Kai & Co. Ltd	Hong Kong	2,877,748	1,888,493
			3,756,924
Diversified Financial Services 2.6%
AMP Ltd	Australia	712,151	2,819,090
Metro Pacific Investments Corp	Philippines	13,298,100	1,594,887
			4,413,977
Diversified Telecommunication Services 6.9%
China Telecom Corp. Ltd., H	China	5,447,468	2,656,601
Deutsche Telekom AG	Germany	222,361	3,895,886
Hellenic Telecommunications Organization SA.	Greece	252,478	2,370,001
Koninklijke KPN NV	Netherlands	744,790	2,242,782
[a] Telecom Italia SpA	Italy	931,596	837,717
			12,002,987
Electric Utilities 2.3%
Enel SpA	Italy	856,234	4,031,504
Equity Real Estate Investment Trusts (REITs) 1.3%
Hibernia REIT PLC	Ireland	1,741,347	2,312,581
Food & Staples Retailing 2.1%
Carrefour SA	France	51,600	1,216,422
Metro AG.	Germany	78,049	2,495,981
			3,712,403
Hotels, Restaurants & Leisure 3.8%
Accor SA	France	97,274	4,051,913
Sands China Ltd	Hong Kong	546,000	2,529,225
			6,581,138

Quarterly Statement of Investments | See Notes to Statements of Investments. | 28

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Household Durables 1.8%
[a] Cairn Homes PLC	Ireland	1,006,853	$1,578,795
[a,b] Cairn Homes PLC, 144A	Ireland	1,011,251	1,585,691
			3,164,486
Independent Power & Renewable Electricity Producers 1.5%
China Longyuan Power Group Corp	China	3,440,000	2,673,546
Industrial Conglomerates 2.7%
Koninklijke Philips NV	Netherlands	144,669	4,649,614
Insurance 13.5%
Ageas	Belgium	51,414	2,009,459
[a] ASR Nederland NV	Netherlands	125,840	3,587,391
China Pacific Insurance Group Co. Ltd., H	China	709,045	2,559,169
Direct Line Insurance Group PLC	United Kingdom	495,559	2,157,302
Lancashire Holdings Ltd	United Kingdom	181,386	1,528,558
NN Group NV	Netherlands	86,742	2,820,707
RSA Insurance Group PLC	United Kingdom	389,405	2,861,905
T&D Holdings Inc	Japan	126,833	1,841,363
XL Group Ltd	Ireland	102,729	4,094,778
			23,460,632
Internet Software & Services 1.1%
[a] Baidu Inc., ADR	China	11,031	1,903,068
IT Services 1.3%
[a] Cognizant Technology Solutions Corp., A	United States	38,480	2,290,330
Marine 1.1%
A.P. Moeller-Maersk AS, B	Denmark	1,176	1,950,951
Media 1.5%
Clear Media Ltd	Hong Kong	2,283,000	2,643,874
Metals & Mining 0.8%
thyssenkrupp AG	Germany	58,392	1,430,104
Multiline Retail 1.6%
Hyundai Department Store Co. Ltd	South Korea	30,536	2,759,915
Multi-Utilities 0.9%
[a] innogy SE	Germany	43,342	1,635,952
Oil, Gas & Consumable Fuels 4.2%
BP PLC	United Kingdom	368,488	2,112,748
China Shenhua Energy Co. Ltd., H	China	704,062	1,634,330
[a] Repsol SA	Spain	25,850	399,136
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	34,447	904,469
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	85,525	2,246,312
			7,296,995
Pharmaceuticals 6.8%
GlaxoSmithKline PLC	United Kingdom	160,200	3,331,390
Novartis AG	Switzerland	54,449	4,040,606
Sanofi	France	29,672	2,678,318
Teva Pharmaceutical Industries Ltd., ADR	Israel	53,446	1,715,082
			11,765,396

|29

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)
	Country	Shares		Value

Common Stocks (continued)
Real Estate Management & Development 4.1%
Kenedix Inc	Japan	624,500		$2,485,432
[a,c] Neinor Homes SLU, Reg S	Spain	95,000		1,687,253
Takara Leben Co. Ltd	Japan	654,400		2,916,022
				7,088,707
Specialty Retail 3.1%
[a] Dufry AG	Switzerland	11,954		1,820,721
Hornbach Holding AG & Co. KGaA	Germany	31,290		2,319,704
Kingfisher PLC	United Kingdom	298,612		1,220,236
				5,360,661
Technology Hardware, Storage & Peripherals 1.9%
Samsung Electronics Co. Ltd	South Korea	1,765		3,253,675
Thrifts & Mortgage Finance 1.8%
Indiabulls Housing Finance Ltd	India	198,847		3,058,890
Trading Companies & Distributors 1.5%
Rexel SA	France	141,436		2,567,804
Wireless Telecommunication Services 1.8%
Vodafone Group PLC	United Kingdom	1,173,530		3,060,215
Total Common Stocks (Cost $151,492,133)				156,386,439

Preferred Stocks 4.0%
Auto Components 1.4%
[d] Schaeffler AG, 3.034%, pfd	Germany	137,281		2,413,292
Automobiles 2.6%
[d] Volkswagen AG, 0.124%, pfd	Germany	30,491		4,442,881
Total Preferred Stocks (Cost $7,191,857)				6,856,173

		Notional
	Counterparty	Amount*

Options Purchased (Cost $22,342) 0.0%†
Puts - Over-the-Counter
Currency Options 0.0%†
INR/USD, July Strike Price 71.75 INR, Expires 7/03/17	HSBK	151,105,500	INR	126
Total Investments before Short Term Investments
(Cost $158,706,332)				163,242,738

		Principal
	Country	Amount*

Short Term Investments 4.4%
U.S. Government and Agency Securities 4.4%
[e] FHLB, 4/03/17	United States	$5,700,000		5,700,000
[e,f] U.S. Treasury Bill, 6/01/17 - 9/21/17	United States	2,000,000		1,994,715
Total U.S. Government and Agency Securities
(Cost $7,694,492)				7,694,715
Total Investments (Cost $166,400,824) 98.6%				170,937,453
Other Assets, less Liabilities 1.4%				2,403,921
Net Assets 100.0%				$173,341,374

|30

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $3,454,122, representing 2.0% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2017, the value of this security was
$1,687,253, representing 1.0% of net assets.
dVariable rate security. The rate shown represents the yield at period end.
eThe security was issued on a discount basis with no stated coupon rate.
fA portion or all of the security has been segregated as collateral for open forward contracts. At March 31, 2017, the aggregate value of these securities and/or cash pledged amounted to $1,101,679, representing 0.6% of net assets.

At March 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date Appreciation		Depreciation
Currency Contracts
EUR/USD		Short	124	$16,619,100	6/19/17	$—	$(169,106)
GBP/USD		Short	68	5,336,300	6/19/17	—	(104,366)
Total Futures Contracts						$—	$(273,472)
Net unrealized appreciation (depreciation)							$(273,472)

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	202,149	$212,685	4/07/17	$—	$(3,015)
Euro	BONY	Sell	53,959	56,340	4/07/17	—	(1,236)
Euro	HSBK	Sell	202,149	212,583	4/07/17	—	(3,117)
Euro	SSBT	Sell	106,609	111,311	4/07/17	—	(2,444)
Philippine Peso	BONY	Buy	2,850,000	56,626	4/17/17	101	—
Philippine Peso	BONY	Buy	6,493,088	129,471	4/17/17	—	(230)
Philippine Peso	BONY	Sell	89,397,650	1,779,058	4/17/17	—	(350)
Euro	BOFA	Sell	100,289	108,476	4/18/17	1,411	—
Euro	BONY	Sell	48,820	51,348	4/18/17	—	(770)
Euro	BONY	Sell	146,851	158,162	4/18/17	1,390	—
Euro	FBCO	Sell	4,004	4,337	4/18/17	63	—
Euro	HSBK	Sell	247,531	266,185	4/18/17	1,931	—
Euro	SSBT	Sell	94,941	99,926	4/18/17	—	(1,429)
Euro	SSBT	Sell	222,460	239,247	4/18/17	1,758	—
Euro	UBSW	Sell	94,940	99,906	4/18/17	—	(1,449)
Euro	UBSW	Sell	218,799	235,503	4/18/17	1,921	—
British Pound	BOFA	Buy	481,000	601,041	4/24/17	2,040	—
British Pound	FBCO	Sell	510,561	619,882	4/24/17	—	(20,263)
British Pound	SSBT	Sell	2,082,468	2,609,540	4/24/17	—	(1,474)

|31

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	UBSW	Buy	563,584	$703,276	4/24/17	$3,350	$—
Japanese Yen	BOFA	Sell	10,177,000	92,323	4/24/17	804	—
Japanese Yen	BONY	Sell	11,284,592	101,593	4/24/17	114	—
Japanese Yen	HSBK	Buy	3,802,844	33,995	4/24/17	203	—
Japanese Yen	HSBK	Sell	27,052,497	241,840	4/24/17	—	(1,435)
Japanese Yen	HSBK	Sell	29,838,843	270,711	4/24/17	2,379	—
Japanese Yen	SSBT	Sell	7,783,692	69,543	4/24/17	—	(454)
Japanese Yen	UBSW	Buy	14,021,533	122,686	4/24/17	3,406	—
Japanese Yen	UBSW	Sell	1,311,815,031	11,506,342	4/24/17	—	(290,429)
Australian Dollar	HSBK	Buy	2,744,120	2,073,413	4/27/17	22,655	—
Australian Dollar	HSBK	Sell	53,072	40,652	4/27/17	113	—
Australian Dollar	HSBK	Sell	6,271,511	4,752,336	4/27/17	—	(38,096)
Swedish Krona	BONY	Buy	549,054	61,047	4/27/17	304	—
Swedish Krona	BONY	Buy	911,547	102,507	4/27/17	—	(652)
Swedish Krona	BONY	Sell	513,245	56,922	4/27/17	—	(427)
Swedish Krona	BONY	Sell	1,620,240	182,703	4/27/17	1,662	—
Swedish Krona	SSBT	Sell	266,791	30,324	4/27/17	513	—
Swedish Krona	UBSW	Sell	86,593	9,624	4/27/17	—	(51)
Swedish Krona	UBSW	Sell	15,454,690	1,757,193	4/27/17	30,317	—
Euro	BOFA	Sell	9,209	9,896	5/04/17	57	—
Euro	BONY	Sell	52,366	55,991	5/04/17	46	—
Euro	HSBK	Sell	46,399	49,305	5/04/17	—	(265)
Euro	HSBK	Sell	161,811	173,717	5/04/17	846	—
Euro	SSBT	Sell	154,439	165,834	5/04/17	839	—
Euro	UBSW	Sell	5,505,841	5,943,018	5/04/17	60,871	—
South Korean Won	HSBK	Sell	240,038,687	216,495	5/12/17	1,676	—
South Korean Won	HSBK	Sell	4,074,460,532	3,559,724	5/12/17	—	(86,652)
South Korean Won	UBSW	Sell	2,330,986,621	2,018,047	5/12/17	—	(68,035)
Euro	BOFA	Sell	44,940	47,180	5/18/17	—	(865)
Euro	BOFA	Sell	156,105	168,499	5/18/17	1,608	—
Euro	BONY	Sell	45,282	47,585	5/18/17	—	(826)
Euro	BONY	Sell	108,918	117,856	5/18/17	1,414	—
Euro	FBCO	Sell	124	133	5/18/17	—	—
Euro	HSBK	Sell	44,598	46,865	5/18/17	—	(815)
Euro	HSBK	Sell	5,807,138	6,273,190	5/18/17	64,846	—
Euro	SSBT	Sell	148,440	157,073	5/18/17	—	(1,621)
Euro	SSBT	Sell	5,831,385	6,298,876	5/18/17	64,611	—
Euro	UBSW	Sell	44,940	47,188	5/18/17	—	(857)
Euro	UBSW	Sell	270,806	291,213	5/18/17	1,697	—
British Pound	BOFA	Sell	67,060	82,720	5/23/17	—	(1,418)
British Pound	BONY	Sell	3,249,658	4,075,997	5/23/17	—	(1,247)
British Pound	FBCO	Sell	510,561	620,304	5/23/17	—	(20,281)
British Pound	HSBK	Sell	130,158	161,871	5/23/17	—	(1,434)
British Pound	HSBK	Sell	3,249,653	4,077,323	5/23/17	85	—
British Pound	SSBT	Sell	112,002	138,466	5/23/17	—	(2,059)
British Pound	UBSW	Sell	85,217	105,969	5/23/17	—	(949)
Euro	BOFA	Sell	18,649	19,874	7/12/17	—	(121)
Euro	FBCO	Sell	12,624,276	13,588,392	7/12/17	53,163	—
Euro	SSBT	Sell	12,624,276	13,584,352	7/12/17	49,123	—
British Pound	BONY	Sell	174,827	219,845	7/13/17	190	—

|32

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual International Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	HSBK	Sell	1,132,201	$1,377,453	7/13/17	$—	$(45,063)
British Pound	SSBT	Sell	1,132,202	1,376,555	7/13/17	—	(45,962)
Euro	BOFA	Sell	39,575	42,810	7/26/17	348	—
Euro	HSBK	Sell	49,240	53,231	7/26/17	399	—
Euro	HSBK	Sell	1,198,874	1,277,708	7/26/17	—	(8,626)
Euro	SSBT	Sell	6,956	7,551	7/26/17	88	—
Euro	UBSW	Sell	1,034,269	1,101,755	7/26/17	—	(7,965)
British Pound	BOFA	Sell	27,400	33,452	8/14/17	—	(1,004)
British Pound	BONY	Sell	734,857	903,559	8/14/17	—	(20,545)
British Pound	HSBK	Sell	58,303	71,526	8/14/17	—	(1,792)
British Pound	HSBK	Sell	675,516	850,103	8/14/17	623	—
British Pound	SSBT	Sell	117,338	144,347	8/14/17	—	(3,209)
British Pound	UBSW	Sell	40,000	49,540	8/14/17	—	(761)
British Pound	UBSW	Sell	675,519	850,097	8/14/17	613	—
Euro	BOFA	Sell	204,458	217,487	8/18/17	—	(2,153)
Euro	BOFA	Sell	1,883,602	2,039,755	8/18/17	16,287	—
Euro	BONY	Sell	25,532	27,576	8/18/17	147	—
Euro	HSBK	Sell	209,805	224,619	8/18/17	—	(766)
Euro	HSBK	Sell	680,313	733,660	8/18/17	2,828	—
Euro	SSBT	Sell	308,503	329,189	8/18/17	—	(2,223)
Euro	SSBT	Sell	424,752	462,219	8/18/17	5,928	—
Euro	UBSW	Sell	176,889	189,702	8/18/17	—	(321)
Euro	UBSW	Sell	283,539	307,236	8/18/17	2,643	—
Total Forward Exchange Contracts						$407,411	$(695,156)
Net unrealized appreciation (depreciation)							$(287,745)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 60.

|33

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, March 31, 2017 (unaudited)
Franklin Mutual Quest Fund
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 48.3%
Auto Components 1.2%
The Goodyear Tire & Rubber Co	United States	1,291,372	$46,489,392
[a,b] International Automotive Components Group Brazil LLC	Brazil	2,548,299	66,896
[a,b,c] International Automotive Components Group North America LLC	United States	19,924,658	15,614,576
			62,170,864
Automobiles 1.5%
[a] Peugeot SA.	France	4,111,080	82,772,331
Banks 5.5%
BB&T Corp	United States	948,477	42,396,922
CIT Group Inc	United States	2,118,508	90,947,548
Citizens Financial Group Inc	United States	1,198,150	41,396,083
Guaranty Bancorp	United States	347,127	8,452,542
SunTrust Banks Inc	United States	888,267	49,121,165
Wells Fargo & Co	United States	1,071,824	59,657,724
			291,971,984
Chemicals 0.3%
[a,d] Advanced Emissions Solutions Inc	United States	1,724,209	16,448,954
[a,e,f] Dow Corning Corp., Contingent Distribution	United States	12,089,194	—
			16,448,954
Communications Equipment 2.6%
[a,b,c] Sorenson Communications Inc., Membership Interests.	United States	224,279	137,272,296
Consumer Finance 1.2%
Ally Financial Inc	United States	3,235,224	65,772,104
Diversified Financial Services 1.4%
Voya Financial Inc	United States	2,043,200	77,559,872
Diversified Telecommunication Services 1.5%
Koninklijke KPN NV	Netherlands	27,104,180	81,618,658
Electric Utilities 0.7%
Vistra Energy Corp	United States	2,433,367	39,663,882
Energy Equipment & Services 0.0%†
[a,b] Gulfmark Offshore Inc	United States	58,392	19,421
Equity Real Estate Investment Trusts (REITs) 1.7%
Forest City Realty Trust Inc., A.	United States	4,212,730	91,753,259
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	United States	112,803	5,009,580
Medtronic PLC.	United States	1,245,243	100,316,776
			105,326,356
Independent Power & Renewable Electricity Producers 3.0%
NRG Energy Inc	United States	8,524,843	159,414,564
Insurance 5.5%
Ageas.	Belgium	1,419,150	55,465,900
American International Group Inc	United States	395,586	24,696,434
[a] ASR Nederland NV	Netherlands	2,800,648	79,839,634
The Hartford Financial Services Group Inc	United States	554,890	26,673,563
RSA Insurance Group PLC	United Kingdom	5,577,126	40,988,706
White Mountains Insurance Group Ltd	United States	76,565	67,368,012
			295,032,249

Quarterly Statement of Investments | See Notes to Statements of Investments. | 34

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
		Shares/
		Units/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Internet & Direct Marketing Retail 0.1%
Bluestem Group Inc	United States	4,150,000	$2,988,000
Internet Software & Services 1.0%
[a] Baidu Inc., ADR	China	295,562	50,990,356
Marine 0.2%
[a] Eagle Bulk Shipping Inc	United States	1,969,071	11,204,014
Media 2.6%
[a,d] Lee Enterprises Inc./IA	United States	4,824,268	12,543,097
[a,b,d] Lee Enterprises Inc., wts., 12/31/22	United States	1,110,000	1,240,531
[d] New Media Investment Group Inc	United States	4,932,482	70,090,569
Time Warner Inc	United States	559,740	54,692,195
			138,566,392
Oil, Gas & Consumable Fuels 4.9%
BP PLC	United Kingdom	11,612,587	66,581,454
China Shenhua Energy Co. Ltd., H	China	12,470,995	28,948,762
Kinder Morgan Inc	United States	2,458,870	53,455,834
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	3,801,481	99,814,805
[b,c] Warrior Met Coal LLC, A	United States	14,690	4,120,148
[b,c] Warrior Met Coal LLC, B	United States	34,356	9,635,930
			262,556,933
Pharmaceuticals 6.3%
Eli Lilly & Co	United States	580,447	48,821,397
GlaxoSmithKline PLC	United Kingdom	3,498,070	72,743,047
Merck & Co. Inc	United States	938,070	59,604,968
Novartis AG, ADR	Switzerland	1,362,606	101,200,748
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,654,438	53,090,915
			335,461,075
Software 2.5%
[a] Check Point Software Technologies Ltd	Israel	846,738	86,926,123
Symantec Corp	United States	1,506,357	46,215,033
			133,141,156
Technology Hardware, Storage & Peripherals 0.7%
[a,d] Eastman Kodak Co	United States	3,072,827	35,337,511
[a,d] Eastman Kodak Co., wts., 9/03/18	United States	48,582	69,958
[a,d] Eastman Kodak Co., wts., 9/03/18	United States	48,582	48,096
			35,455,565
Wireless Telecommunication Services 1.9%
Vodafone Group PLC	United Kingdom	38,443,437	100,248,994
Total Common Stocks and Other Equity Interests
(Cost $2,306,837,405)			2,577,409,279

Convertible Preferred Stocks (Cost $86,875,212) 1.1%
Pharmaceuticals 1.1%
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd	Israel	104,000	60,008,000
Preferred Stocks 1.0%
Automobiles 0.2%
[g] Volkswagen AG, 0.124%, pfd	Germany	74,300	10,826,344

|35

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
	Country	Shares	Value

Preferred Stocks (continued)
Technology Hardware, Storage & Peripherals 0.8%
[g] Samsung Electronics Co. Ltd., 2.218%, pfd	South Korea	31,462	$45,131,735
Total Preferred Stocks (Cost $37,622,878)			55,958,079

		Principal
		Amount*

Corporate Bonds, Notes and Senior Floating Rate Interests
24.4%
Affinion Group Inc.,
[h]Second Lien Term Loan, 8.50%, 10/31/18	United States	$124,500,000	122,373,166
senior note, 7.875%, 12/15/18.	United States	50,000,000	44,312,500
[h]Tranche B Term Loans, 6.75%, 4/30/18	United States	26,588,959	26,528,416
[c,h] Avaya Inc., DIP Facility, 8.50%, 1/23/18	United States	6,999,000	7,224,284
[h] Belk Inc.,
Closing Date Term Loan, 5.76%, 12/12/22	United States	7,246,029	6,184,790
second lien Term Loan, 10.50%, 12/12/22	United States	25,000,000	22,844,250
[h] Bluestem Brands Inc., Initial Term Loan, 8.50% - 8.539%, 11/09/20	United States	71,752,752	59,196,020
CHS/Community Health Systems Inc.,
senior note, 7.125%, 7/15/20	United States	6,300,000	5,796,000
senior note, 6.875%, 2/01/22	United States	27,929,000	24,018,940
[h,i] Cumulus Media Holdings Inc., Term Loans, 6.13%, 12/23/20	United States	2,507,856	1,881,519
[h] Eagle Bulk Shipping Inc., Second Lien Loan, 15.00%, 1/14/20	United States	8,124,425	7,883,942
[d,h] Eastman Kodak Co., Term Loan, 7.25%, 9/03/19	United States	37,968,616	38,158,459
GenOn Americas Generation LLC,
senior bond, 8.50%, 10/01/21	United States	28,630,000	26,769,050
senior bond, 9.125%, 5/01/31	United States	90,639,000	83,387,880
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	37,367,000	31,902,076
[h]Tranche D Term Loan, 7.732%, 1/30/19	United States	46,662,631	40,285,390
[h]Tranche E Term Loan, 8.482%, 7/30/19	United States	14,995,598	12,858,725
[d] Lee Enterprises Inc.,
[h]Second Lien Term Loan, 12.00%, 12/15/22	United States	65,315,047	68,853,816
[j]senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	99,050,000	104,453,177
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	40,000,000	40,199,600
[d,h] New Media Holdings II LLC, Fourth Amendment Replacement Term Loans, 7.25%,
6/04/20	United States	111,849,450	111,290,203
[c] Sorenson Communications Inc.,
[h]Initial Term Loan, 8.00%, 4/30/20	United States	141,721,105	142,429,711
[j,k]secured note, second lien, 144A, PIK, 9.00%, 10/31/20	United States	96,671,937	90,388,261
[c,j,k] Sorenson Holdings LLC/Finance Corp., senior note, 144A, PIK, 13.85%, 10/31/21	United States	56,682,637	54,131,918
[c,j] Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17	Canada	18,000,000	9,990,000
[h] Toys R Us-Delaware Inc.,
FILO Loans, 8.289%, 10/24/19	United States	9,228,000	9,183,060
Term B-4 Loan, 9.804%, 4/24/20	United States	73,800,666	59,261,935
[j] Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21	United States	3,680,000	3,192,400
senior bond, 144A, 7.25%, 7/15/22	United States	1,809,000	1,564,785
senior note, 144A, 6.375%, 10/15/20	United States	493,000	448,630
[j] Valeant Pharmaceuticals International Inc.,
senior note, 144A, 5.375%, 3/15/20	United States	986,000	886,168
senior note, 144A, 7.50%, 7/15/21	United States	5,523,000	4,860,240
senior note, 144A, 5.625%, 12/01/21	United States	2,465,000	1,996,650

|36

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds, Notes and Senior Floating Rate Interests
(continued)
[h] Veritas Software Corp., Term Loan B1, 6.772%, 1/27/23	United States	$15,286,590	$15,218,121
[j] Veritas U.S. Inc./Veritas Bermuda Ltd.,
senior note, 144A, 7.50%, 2/01/23	United States	2,841,000	3,004,358
senior note, 144A, 10.50%, 2/01/24	United States	18,402,000	19,552,125
Total Corporate Bonds, Notes and Senior Floating Rate
Interests (Cost $1,300,851,479)			1,302,510,565

Corporate Notes and Senior Floating Rate Interests in
Reorganization 5.5%
[c,l] Avaya Inc.,
[j]senior note, 144A, 10.50%, 3/01/21	United States	302,902,380	50,357,521
[j]senior secured note, 144A, 7.00%, 4/01/19.	United States	14,003,000	11,132,385
[h,i]Term B-3 Loan, 7.38%, 10/26/17	United States	65,511,320	51,917,721
[h,i]Term B-6 Loan, 3.88%, 3/30/18	United States	67,173,638	53,369,455
[h,i]Term B-7 Loan, 3.88%, 5/29/20	United States	34,184,649	27,364,812
[b,l] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	9,272	—
[h,l] Caesars Entertainment Operating Co. Inc.,
Term B-5-B Loans, 1.50%, 3/01/17	United States	6,915,434	7,776,979
Term B-6-B Loans, 1.50%, 3/01/17	United States	32,968,325	38,325,678
Term B-7 Loans, 1.50%, 3/01/17	United States	12,961,669	15,620,367
[l] Nortel Networks Corp.,
cvt., senior note, 1.75%, 4/15/12	Canada	18,224,000	17,722,840
cvt., senior note, 2.125%, 4/15/14	Canada	12,968,000	12,580,581
[l] Northern Telecom Ltd., 6.875%, 9/01/23	Canada	20,912,000	8,783,040
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $389,980,791)			294,951,379

		Shares

Companies in Liquidation 0.4%
[a] Adelphia Recovery Trust	United States	49,534,842	49,535
[a,e] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent
Distribution	United States	5,918,407	592
[a,b,c] CB FIM Coinvestors LLC.	United States	1,439,821	—
[a,e,f] Century Communications Corp., Contingent Distribution	United States	16,323,000	—
[a,b] FIM Coinvestor Holdings I, LLC	United States	17,934,688	—
[a,m] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	459,471,220	14,932,815
[a,e,f] NewPage Corp., Litigation Trust, Contingent Distribution.	United States	723,000	—
[a,e,f] Tribune Media Litigation Trust, Contingent Distribution	United States	1,519,227	—
[a,e,f] Tropicana Litigation Trust, Contingent Distribution	United States	12,892,000	—
[a,f] Vistra Energy Corp., Litigation Trust	United States	144,840,133	1,680,146
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	2,433,367	2,798,372
Total Companies in Liquidation (Cost $47,753,589)			19,461,460

|37

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)
			Principal
		Country	Amount*	Value

Municipal Bonds in Reorganization (Cost $55,122,616) 0.9%
[l] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35.		United States	$74,239,000	$46,213,777
Total Investments before Short Term Investments
(Cost $4,225,043,970)				4,356,512,539

Short Term Investments 19.9%
U.S. Government and Agency Securities 19.9%
[n] FHLB, 4/03/17		United States	114,900,000	114,900,000
[n] U.S. Treasury Bill,
4/20/17	.	United States	64,000,000	63,978,176
5/04/17	.	United States	100,000,000	99,941,600
5/11/17	.	United States	80,000,000	79,939,760
5/18/17	.	United States	69,000,000	68,938,314
[o]7/20/17	.	United States	24,000,000	23,945,280
4/06/17 - 9/28/17		United States	615,000,000	613,541,855
Total U.S. Government and Agency Securities
(Cost $1,065,359,278)				1,065,184,985
Total Investments (Cost $5,290,403,248) 101.5%				5,421,697,524
Other Assets, less Liabilities (1.5)%				(80,610,707)
Net Assets 100.0%				$5,341,086,817

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 6 regarding restricted securities.
cAt March 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
dSee Note 7 regarding holdings of 5% voting securities.
eContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
fSecurity has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2017, the aggregate value of these securities was $1,680,146, representing less than 0.1% of net assets.
gVariable rate security. The rate shown represents the yield at period end.
hThe coupon rate shown represents the rate at period end.
iA portion or all of the security purchased on a delayed delivery basis.
jSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $355,958,618, representing 6.7% of net assets.
kIncome may be received in additional securities and/or cash.
lDefaulted security or security for which income has been deemed uncollectible.
mBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
nThe security was issued on a discount basis with no stated coupon rate.
oA portion or all of the security has been segregated as collateral for open forward contracts. At March 31, 2017, the value of this security and/or cash pledged amounted to
$3,322,356, representing 0.1% of net assets.

|38

FRANKLIN MUTUAL SERIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)

At March 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional Expiration		Unrealized	Unrealized
Description		Type	Contracts	Value	Date Appreciation Depreciation
Currency Contracts
EUR/USD		Short	814 $109,096,350		6/19/17	$—	$(1,089,845)
GBP/USD		Short	955	74,943,625	6/19/17	—	(1,519,293)
Total Futures Contracts						$—	$(2,609,138)
Net unrealized appreciation (depreciation)							$(2,609,138)

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	1,372,681	$1,440,798	4/07/17	$—	$(23,900)
Euro	BONY	Sell	887,845	928,633	4/07/17	—	(18,727)
Euro	HSBK	Sell	1,836,390	2,064,523	4/07/17	105,031	—
Euro	HSBK	Sell	1,963,951	2,065,596	4/07/17	—	(30,008)
Euro	SSBT	Buy	2,955,638	3,148,109	4/07/17	5,659	—
Euro	SSBT	Sell	2,605,364	2,730,282	4/07/17	—	(49,731)
Euro	UBSW	Sell	353,618	375,768	4/07/17	—	(1,554)
Euro	BOFA	Sell	462,088	485,971	4/18/17	—	(7,335)
Euro	BOFA	Sell	1,012,390	1,118,940	4/18/17	38,152	—
Euro	BONY	Sell	87,858	93,813	4/18/17	20	—
Euro	BONY	Sell	451,911	475,315	4/18/17	—	(7,127)
Euro	HSBK	Sell	2,479,584	2,723,308	4/18/17	76,202	—
Euro	SSBT	Sell	290,403	311,613	4/18/17	1,590	—
Euro	SSBT	Sell	1,659,885	1,751,456	4/18/17	—	(20,572)
Euro	UBSW	Sell	878,840	924,806	4/18/17	—	(13,409)
Euro	UBSW	Sell	1,244,942	1,366,201	4/18/17	37,151	—
British Pound	SSBT	Sell	5,145,993	6,448,444	4/24/17	—	(3,643)
Euro	BOFA	Sell	78,317	83,970	5/04/17	300	—
Euro	BOFA	Sell	474,164	498,299	5/04/17	—	(8,272)
Euro	BONY	Sell	166,365	178,136	5/04/17	400	—
Euro	HSBK	Sell	290,404	311,543	5/04/17	1,290	—
Euro	HSBK	Sell	899,232	946,856	5/04/17	—	(13,836)
Euro	SSBT	Sell	368,721	395,980	5/04/17	2,057	—
Euro	SSBT	Sell	5,888,840	6,201,897	5/04/17	—	(89,427)
Euro	UBSW	Sell	3,102,013	3,256,912	5/04/17	—	(57,113)
Euro	UBSW	Sell	15,002,564	16,194,437	5/04/17	166,495	—
South Korean Won	FBCO	Sell	1,312,926,773	1,135,856	5/12/17	—	(39,128)
South Korean Won	HSBK	Buy	1,710,274,320	1,501,277	5/12/17	29,307	—
South Korean Won	HSBK	Sell	17,849,807,590	15,551,888	5/12/17	—	(422,525)
South Korean Won	UBSW	Sell	8,285,045,770	7,011,938	5/12/17	—	(402,638)
Euro	BOFA	Sell	611,582	656,005	5/18/17	2,170	—
Euro	BONY	Sell	78,506	84,308	5/18/17	378	—
Euro	HSBK	Sell	245,452	257,143	5/18/17	—	(5,267)
Euro	HSBK	Sell	15,645,997	16,901,197	5/18/17	174,242	—
Euro	SSBT	Sell	245,452	256,658	5/18/17	—	(5,752)

|39

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Quest Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	SSBT	Sell	15,990,947	$17,271,158	5/18/17	$175,422	$—
Euro	UBSW	Sell	245,452	257,628	5/18/17	—	(4,782)
Euro	UBSW	Sell	533,264	571,428	5/18/17	1,322	—
British Pound	BOFA	Sell	646,367	797,309	5/23/17	—	(13,668)
British Pound	BONY	Sell	8,030,236	10,072,205	5/23/17	—	(3,081)
British Pound	HSBK	Sell	1,540,845	1,917,769	5/23/17	—	(15,481)
British Pound	HSBK	Sell	8,030,237	10,075,498	5/23/17	211	—
British Pound	SSBT	Sell	1,811,024	2,296,804	5/23/17	24,569	—
British Pound	SSBT	Sell	9,685,233	11,923,465	5/23/17	—	(228,295)
British Pound	UBSW	Sell	1,781,437	2,207,161	5/23/17	—	(27,953)
Euro	BONY	Sell	1,627,510	1,750,745	7/12/17	5,796	—
Euro	FBCO	Sell	7,250,666	7,804,399	7/12/17	30,534	—
Euro	SSBT	Sell	15,379,691	16,536,568	7/12/17	47,098	—
Euro	UBSW	Sell	3,234,856	3,476,901	7/12/17	8,621	—
British Pound	BONY	Sell	974,064	1,224,889	7/13/17	1,059	—
British Pound	FBCO	Sell	96,475	117,989	7/13/17	—	(3,223)
British Pound	SSBT	Sell	522,754	640,160	7/13/17	—	(16,636)
British Pound	UBSW	Sell	1,220,038	1,506,377	7/13/17	—	(26,498)
Euro	BOFA	Sell	500,000	540,200	7/26/17	3,725	—
Euro	HSBK	Sell	500,000	540,345	7/26/17	3,869	—
Euro	HSBK	Sell	5,573,046	5,936,687	7/26/17	—	(42,920)
Euro	UBSW	Sell	5,573,045	5,936,686	7/26/17	—	(42,920)
South Korean Won	HSBK	Sell	20,734,080,845	18,190,184	8/11/17	—	(387,355)
South Korean Won	UBSW	Sell	3,936,735,945	3,457,744	8/11/17	—	(69,533)
British Pound	BOFA	Sell	633,000	792,976	8/14/17	—	(3,040)
British Pound	HSBK	Sell	1,783,103	2,238,650	8/14/17	—	(3,652)
British Pound	HSBK	Sell	3,763,701	4,736,430	8/14/17	3,471	—
British Pound	SSBT	Sell	882,600	1,093,726	8/14/17	—	(16,168)
British Pound	UBSW	Sell	1,603,000	1,985,319	8/14/17	—	(30,498)
British Pound	UBSW	Sell	4,409,471	5,550,689	8/14/17	5,656	—
Euro	BOFA	Sell	10,160,496	11,007,551	8/18/17	92,583	—
Euro	BOFA	Sell	41,558,912	44,317,309	8/18/17	—	(327,592)
Euro	BONY	Sell	2,593,304	2,818,011	8/18/17	32,139	—
Euro	HSBK	Sell	339,344	363,627	8/18/17	—	(915)
Euro	HSBK	Sell	766,833	831,055	8/18/17	7,281	—
Euro	SSBT	Sell	2,189,580	2,370,303	8/18/17	18,133	—
Euro	SSBT	Sell	3,376,881	3,621,995	8/18/17	—	(5,638)
Euro	UBSW	Sell	186,187	201,738	8/18/17	1,726	—
Euro	UBSW	Sell	18,758,422	20,005,136	8/18/17	—	(146,207)
Total Forward Exchange Contracts						$1,103,659	$(2,636,019)
Net unrealized appreciation (depreciation)							$(1,532,360)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 60.

|40

FRANKLIN MUTUAL SERIES FUNDS

Statement of Investments, March 31, 2017 (unaudited)
Franklin Mutual Shares Fund
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests 87.2%
Aerospace & Defense 0.8%
B/E Aerospace Inc	United States	1,412,070	$90,527,808
[a] KLX Inc	United States	706,035	31,559,764
			122,087,572
Auto Components 0.9%
The Goodyear Tire & Rubber Co	United States	2,382,274	85,761,864
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	7,234,813	189,921
[a,b,c,d] International Automotive Components Group North America LLC	United States	63,079,866	49,434,492
			135,386,277
Automobiles 1.4%
General Motors Co	United States	6,183,080	218,633,709
Banks 10.4%
Barclays PLC	United Kingdom	38,190,870	107,726,061
CIT Group Inc	United States	3,544,866	152,181,097
Citigroup Inc	United States	3,362,406	201,139,127
Citizens Financial Group Inc	United States	6,757,671	233,477,533
Columbia Banking System Inc	United States	88,096	3,434,863
[a] FCB Financial Holdings Inc., A	United States	1,647,570	81,637,094
Guaranty Bancorp	United States	1,146,366	27,914,012
JPMorgan Chase & Co	United States	2,748,790	241,453,714
PNC Financial Services Group Inc	United States	3,438,533	413,449,208
State Bank Financial Corp	United States	1,467,000	38,318,040
Wells Fargo & Co	United States	2,531,930	140,927,224
			1,641,657,973
Beverages 0.8%
PepsiCo Inc	United States	1,185,449	132,604,325
Chemicals 1.1%
[a,e,f] Dow Corning Corp., Contingent Distribution	United States	12,630,547	—
Monsanto Co	United States	1,483,490	167,931,068
			167,931,068
Communications Equipment 2.6%
Cisco Systems Inc	United States	8,126,460	274,674,348
Nokia OYJ, A	Finland	13,670,039	73,346,608
Nokia OYJ, ADR.	Finland	10,897,776	59,065,946
			407,086,902
Construction Materials 0.7%
LafargeHolcim Ltd., B	Switzerland	1,946,175	114,995,069
Consumer Finance 1.3%
Ally Financial Inc	United States	3,254,500	66,163,985
Capital One Financial Corp	United States	1,609,205	139,453,705
			205,617,690
Containers & Packaging 2.0%
International Paper Co	United States	3,917,791	198,945,427
WestRock Co	United States	2,383,939	124,036,346
			322,981,773
Diversified Financial Services 0.8%
Voya Financial Inc	United States	3,413,030	129,558,619
Diversified Telecommunication Services 0.6%
Koninklijke KPN NV	Netherlands	30,410,640	91,575,381

Quarterly Statement of Investments | See Notes to Statements of Investments. | 41

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Electric Utilities 0.5%
Vistra Energy Corp	United States	4,927,428	$80,317,076
Electrical Equipment 1.1%
[a] Sensata Technologies Holding NV	United States	4,067,870	177,643,883
Energy Equipment & Services 1.4%
Baker Hughes Inc	United States	3,663,252	219,135,735
[a,c] Gulfmark Offshore Inc	United States	171,232	56,951
			219,192,686
Equity Real Estate Investment Trusts (REITs) 0.9%
[b] Alexander’s Inc	United States	326,675	141,077,865
Food & Staples Retailing 4.3%
CVS Health Corp	United States	3,015,915	236,749,327
The Kroger Co	United States	7,513,546	221,574,472
[a] Rite Aid Corp	United States	8,729,840	37,101,820
Walgreens Boots Alliance Inc	United States	2,283,129	189,613,863
			685,039,482
Health Care Equipment & Supplies 4.9%
Medtronic PLC	United States	6,332,094	510,113,493
Stryker Corp	United States	2,014,502	265,209,188
			775,322,681
Health Care Providers & Services 0.5%
Cigna Corp	United States	492,860	72,199,061
Household Products 0.2%
Energizer Holdings Inc	United States	635,933	35,453,265
Insurance 9.3%
[a] Alleghany Corp	United States	377,389	231,965,923
American International Group Inc	United States	5,079,039	317,084,405
Chubb Ltd	United States	1,169,358	159,325,027
The Hartford Financial Services Group Inc	United States	1,577,199	75,815,956
MetLife Inc	United States	3,551,930	187,612,943
[b] White Mountains Insurance Group Ltd	United States	291,961	256,890,645
XL Group Ltd	Ireland	6,076,710	242,217,660
			1,470,912,559
IT Services 1.1%
[a] Cognizant Technology Solutions Corp., A	United States	2,992,250	178,098,720
Machinery 2.0%
Caterpillar Inc	United States	1,997,331	185,272,424
CNH Industrial NV	United Kingdom	4,351,332	41,959,755
CNH Industrial NV, special voting	United Kingdom	5,296,616	51,075,099
[b] Federal Signal Corp	United States	3,221,279	44,485,863
			322,793,141
Marine 0.9%
A.P. Moeller-Maersk AS, B	Denmark	84,180	139,652,233
Media 5.0%
[a] Charter Communications Inc., A.	United States	865,529	283,304,953
[a] DISH Network Corp., A	United States	2,879,437	182,815,455
Time Warner Inc	United States	3,353,558	327,676,152
			793,796,560

|42

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Metals & Mining 0.6%
thyssenkrupp AG	Germany	3,973,743	$97,322,657
Oil, Gas & Consumable Fuels 7.4%
Apache Corp	United States	1,568,681	80,614,517
BP PLC	United Kingdom	15,851,497	90,885,495
[a] CONSOL Energy Inc	United States	4,672,924	78,411,665
Kinder Morgan Inc	United States	11,533,040	250,728,290
Marathon Oil Corp	United States	10,934,539	172,765,716
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	6,685,312	175,535,038
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	3,716,893	97,624,106
[c,d] Warrior Met Coal LLC, A	United States	39,407	11,052,599
[c,d] Warrior Met Coal LLC, B	United States	92,157	25,847,550
The Williams Cos. Inc	United States	6,351,184	187,931,535
			1,171,396,511
Personal Products 0.0%†
[a] Edgewell Personal Care Co	United States	98,579	7,210,068
Pharmaceuticals 7.9%
Eli Lilly & Co	United States	4,632,255	389,618,968
Merck & Co. Inc	United States	6,908,010	438,934,955
Novartis AG, ADR	Switzerland	3,798,680	282,127,964
Teva Pharmaceutical Industries Ltd., ADR	Israel	4,413,837	141,640,029
			1,252,321,916
Professional Services 0.8%
Relx PLC	United Kingdom	6,306,172	123,591,412
Real Estate Management & Development 0.0%†
[a] Forestar Group Inc	United States	421,863	5,758,430
Software 5.9%
CA Inc	United States	5,509,612	174,764,893
[a] Dell Technologies Inc., V	United States	720,878	46,193,862
Microsoft Corp	United States	5,397,650	355,489,229
Symantec Corp	United States	11,660,851	357,754,909
			934,202,893
Technology Hardware, Storage & Peripherals 2.8%
Hewlett Packard Enterprise Co	United States	7,491,354	177,545,090
Samsung Electronics Co. Ltd	South Korea	147,228	271,406,233
			448,951,323
Tobacco 5.8%
Altria Group Inc	United States	2,351,460	167,941,273
British American Tobacco PLC	United Kingdom	4,377,848	290,751,714
Imperial Brands PLC	United Kingdom	3,810,199	184,632,251
Philip Morris International Inc	United States	636,649	71,877,672
Reynolds American Inc	United States	3,147,696	198,367,802
			913,570,712
Wireless Telecommunication Services 0.5%
Vodafone Group PLC	United Kingdom	29,287,025	76,371,808
Total Common Stocks and Other Equity Interests
(Cost $9,861,763,386)			13,812,313,300

|43

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
		Principal
	Country	Amount	Value

Corporate Bonds, Notes and Senior Floating Rate Interests
3.4%
[d,g] Avaya Inc., DIP Facility, 8.50%, 1/23/18	United States	$20,613,000	$21,276,491
[g] Belk Inc., Closing Date Term Loan, 5.76%, 12/12/22.	United States	20,763,723	17,722,709
CHS/Community Health Systems Inc.,
senior note, 7.125%, 7/15/20	United States	18,499,000	17,019,080
senior note, 6.875%, 2/01/22	United States	27,672,000	23,797,920
[g,h] Cumulus Media Holdings Inc., Term Loans, 6.13%, 12/23/20	United States	7,432,293	5,576,078
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	74,295,000	63,429,356
[g]Tranche D Term Loan, 7.732%, 1/30/19	United States	94,620,526	81,689,023
[g]Tranche E Term Loan, 8.482%, 7/30/19	United States	30,412,812	26,078,986
[g] Toys R Us-Delaware Inc.,
FILO Loans, 8.289%, 10/24/19	United States	8,171,000	8,131,207
Term B-4 Loan, 9.804%, 4/24/20	United States	77,589,983	62,304,756
[i] Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21.	United States	10,842,000	9,405,435
senior bond, 144A, 7.25%, 7/15/22.	United States	5,337,000	4,616,505
senior note, 144A, 6.375%, 10/15/20	United States	67,890,000	61,779,900
[i] Valeant Pharmaceuticals International Inc.,
senior note, 144A, 5.375%, 3/15/20	United States	2,930,000	2,633,338
senior note, 144A, 7.50%, 7/15/21	United States	16,406,000	14,437,280
senior note, 144A, 5.625%, 12/01/21	United States	7,324,000	5,932,440
[g] Veritas Software Corp., Term Loan B1, 6.772%, 1/27/23	United States	44,734,140	44,533,776
[i] Veritas U.S. Inc./Veritas Bermuda Ltd.,
senior note, 144A, 7.50%, 2/01/23	United States	8,401,000	8,884,058
senior note, 144A, 10.50%, 2/01/24	United States	53,953,000	57,325,063
Total Corporate Bonds, Notes and Senior Floating Rate
Interests (Cost $542,482,464)			536,573,401

Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.6%
[d,j] Avaya Inc.,
[i]senior note, 144A, 10.50%, 3/01/21	United States	67,859,000	11,281,559
[i]senior secured note, 144A, 7.00%, 4/01/19	United States	37,416,000	29,745,720
[g,h]Term B-3 Loan, 7.38%, 10/26/17	United States	56,217,833	44,552,633
[g,h]Term B-6 Loan, 3.88%, 3/30/18	United States	34,003,294	27,015,617
[g,h]Term B-7 Loan, 3.88%, 5/29/20	United States	51,174,251	40,964,988
[c,j] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	19,594	—
[g,j] Caesars Entertainment Operating Co. Inc.,
Term B-5-B Loans, 1.50%, 3/01/17.	United States	9,007,017	10,129,139
Term B-6-B Loans, 1.50%, 3/01/17.	United States	42,941,719	49,919,748
Term B-7 Loans, 1.50%, 3/01/17	United States	28,981,541	34,926,234
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $297,827,063)			248,535,638

		Shares

Companies in Liquidation 0.1%
[a] Adelphia Recovery Trust	United States	99,967,609	99,968
[a,e] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent
Distribution.	United States	12,005,115	1,200
[a,b,c,d] CB FIM Coinvestors LLC	United States	43,105,703	—

|44

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)
	Country	Shares	Value

Companies in Liquidation (continued)
[a,e,f] Century Communications Corp., Contingent Distribution	United States	33,138,000	—
[a,c] FIM Coinvestor Holdings I, LLC	United States	53,924,666	$—
[a,k] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	420,480,670	13,665,622
[a,e,f] Tribune Media Litigation Trust, Contingent Distribution	United States	996,999	—
[a,e,f] Tropicana Litigation Trust, Contingent Distribution.	United States	76,355,000	—
[a,f] Vistra Energy Corp., Litigation Trust	United States	292,849,556	3,397,055
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	4,927,428	5,666,542
Total Companies in Liquidation (Cost $67,110,352)			22,830,387

		Principal
		Amount

Municipal Bonds in Reorganization (Cost $56,143,385) 0.2%
[j] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$64,157,000	39,937,732
Total Investments before Short Term Investments
(Cost $10,825,326,650)			14,660,190,458

Short Term Investments 7.5%
U.S. Government and Agency Securities 7.5%
[l] FHLB, 4/03/17	United States	65,700,000	65,700,000
[l] U.S. Treasury Bill,
[m]4/27/17 - 9/21/17	United States	125,000,000	124,848,500
4/06/17 - 9/28/17	United States	993,500,000	991,893,390
Total U.S. Government and Agency Securities
(Cost $1,182,650,620)			1,182,441,890
Total Investments (Cost $12,007,977,270) 100.0%			15,842,632,348
Other Assets, less Liabilities (0.0)%†			(3,444,182)
Net Assets 100.0%			$15,839,188,166

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 7 regarding holdings of 5% voting securities.
cSee Note 6 regarding restricted securities.
dAt March 31, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
eContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
fSecurity has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2017, the aggregate value of these securities was $3,397,055, representing less than 0.1% of net assets.
gThe coupon rate shown represents the rate at period end.
hA portion or all of the security purchased on a delayed delivery basis.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
March 31, 2017, the aggregate value of these securities was $206,041,298, representing 1.3% of net assets.
jDefaulted security or security for which income has been deemed uncollectible.
kBankruptcy Claim represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent the amount of allowed unsecured claims.
lThe security was issued on a discount basis with no stated coupon rate.
mA portion or all of the security has been segregated as collateral for open forward contracts. At March 31, 2017, the aggregate value of these securities and/or cash pledged amounted to $6,713,881, representing less than 0.1% of net assets.

|45

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)

At March 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

			Number of	Notional Expiration		Unrealized	Unrealized
Description		Type	Contracts	Value	Date Appreciation Depreciation
Currency Contracts
EUR/USD		Short	1,549	$207,604,725	6/19/17	$—	$(1,844,765)
GBP/USD		Short	3,891	305,346,225	6/19/17	—	(6,811,847)
Total Futures Contracts						$—	$(8,656,612)
Net unrealized appreciation (depreciation)							$(8,656,612)

At March 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	685,840	$715,380	4/07/17	$—	$(16,434)
Euro	BONY	Sell	694,269	724,902	4/07/17	—	(15,907)
Euro	FBCO	Sell	21,556,690	23,939,890	4/07/17	938,158	—
Euro	HSBK	Sell	1,207,308	1,357,291	4/07/17	69,051	—
Euro	HSBK	Sell	2,030,219	2,141,729	4/07/17	—	(24,585)
Euro	SSBT	Sell	3,259,823	3,423,983	4/07/17	—	(54,360)
Euro	SSBT	Sell	21,556,690	23,940,213	4/07/17	938,481	—
Euro	UBSW	Sell	1,344,380	1,428,591	4/07/17	—	(5,909)
Euro	BOFA	Sell	12,821,979	14,218,410	4/18/17	530,170	—
Euro	BONY	Sell	872,123	941,928	4/18/17	10,884	—
Euro	BONY	Sell	1,002,380	1,054,293	4/18/17	—	(15,808)
Euro	HSBK	Sell	1,394,067	1,503,115	4/18/17	14,865	—
Euro	SSBT	Sell	1,196,591	1,290,651	4/18/17	13,217	—
Euro	SSBT	Sell	1,949,348	2,051,697	4/18/17	—	(29,350)
Euro	UBSW	Sell	1,949,348	2,051,305	4/18/17	—	(29,742)
Euro	UBSW	Sell	6,380,491	7,095,746	4/18/17	284,185	—
British Pound	FBCO	Sell	9,500,059	11,534,212	4/24/17	—	(377,037)
British Pound	SSBT	Sell	19,268,782	24,145,710	4/24/17	—	(13,641)
British Pound	UBSW	Sell	85,479,318	104,917,315	4/24/17	—	(2,257,330)
Euro	BOFA	Sell	429,982	451,869	5/04/17	—	(7,501)
Euro	BOFA	Sell	3,903,514	4,311,759	5/04/17	141,453	—
Euro	BONY	Sell	71,088	75,964	5/04/17	17	—
Euro	FBCO	Sell	1,160,765	1,245,443	5/04/17	5,343	—
Euro	HSBK	Sell	1,733,893	1,826,125	5/04/17	—	(26,274)
Euro	HSBK	Sell	11,355,194	12,457,281	5/04/17	325,996	—
Euro	SSBT	Sell	5,224,166	5,744,267	5/04/17	163,046	—
Euro	UBSW	Sell	21,631,917	23,351,340	5/04/17	240,951	—
South Korean Won	FBCO	Sell	18,253,243,640	15,861,032	5/12/17	—	(474,427)
South Korean Won	HSBK	Buy	5,412,101,280	4,719,605	5/12/17	123,872	—
South Korean Won	HSBK	Sell	81,075,179,537	70,557,640	5/12/17	—	(1,999,348)
South Korean Won	UBSW	Sell	41,689,080,480	35,327,868	5/12/17	—	(1,981,135)
Euro	BOFA	Sell	508,911	534,280	5/18/17	—	(9,791)
Euro	BOFA	Sell	2,246,083	2,417,482	5/18/17	16,220	—
Euro	BONY	Sell	512,788	538,863	5/18/17	—	(9,352)
Euro	BONY	Sell	801,036	867,238	5/18/17	10,859	—
Euro	HSBK	Sell	505,033	530,700	5/18/17	—	(9,225)
Euro	HSBK	Sell	23,309,907	25,181,318	5/18/17	260,965	—
Euro	SSBT	Sell	508,911	533,580	5/18/17	—	(10,490)

|46

FRANKLIN MUTUAL SERIES FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	SSBT	Sell	23,840,522	$25,748,083	5/18/17	$260,456	$—
Euro	UBSW	Sell	508,910	534,366	5/18/17	—	(9,704)
Euro	UBSW	Sell	2,246,084	2,415,969	5/18/17	14,706	—
British Pound	BOFA	Sell	1,400,344	1,727,357	5/23/17	—	(29,611)
British Pound	BONY	Sell	30,068,611	37,714,608	5/23/17	—	(11,537)
British Pound	FBCO	Sell	9,500,059	11,542,049	5/23/17	—	(377,377)
British Pound	HSBK	Sell	3,402,904	4,231,539	5/23/17	—	(37,979)
British Pound	HSBK	Sell	32,781,620	41,191,774	5/23/17	61,702	—
British Pound	SSBT	Sell	909,543	1,153,514	5/23/17	12,339	—
British Pound	SSBT	Sell	14,761,574	18,254,003	5/23/17	—	(266,881)
British Pound	UBSW	Sell	7,503,149	9,274,210	5/23/17	—	(139,756)
Euro	BONY	Sell	127,103	136,727	7/12/17	453	—
Euro	FBCO	Sell	30,831,585	33,186,194	7/12/17	129,837	—
Euro	SSBT	Sell	30,831,586	33,176,328	7/12/17	119,971	—
Euro	UBSW	Sell	252,631	271,534	7/12/17	673	—
British Pound	BONY	Sell	7,496,498	9,426,869	7/13/17	8,149	—
British Pound	FBCO	Sell	83,724	102,395	7/13/17	—	(2,797)
British Pound	HSBK	Sell	24,673,201	30,145,357	7/13/17	—	(854,446)
British Pound	SSBT	Sell	28,030,182	34,246,275	7/13/17	—	(971,290)
Euro	BOFA	Sell	3,201,921	3,483,844	7/26/17	48,338	—
Euro	HSBK	Sell	4,675,338	5,033,079	7/26/17	16,669	—
Euro	HSBK	Sell	30,138,608	32,110,611	7/26/17	—	(226,649)
Euro	SSBT	Sell	5,004,186	5,410,928	7/26/17	41,680	—
Euro	UBSW	Sell	30,681,996	32,699,689	7/26/17	—	(220,599)
South Korean Won	BOFA	Sell	20,823,233,122	18,249,985	8/11/17	—	(407,433)
South Korean Won	HSBK	Sell	691,761,306	621,249	8/11/17	1,438	—
South Korean Won	HSBK	Sell	91,375,574,627	80,150,215	8/11/17	—	(1,721,426)
South Korean Won	UBSW	Sell	54,793,708,568	48,241,790	8/11/17	—	(852,848)
British Pound	BOFA	Sell	1,962,950	2,450,983	8/14/17	—	(17,481)
British Pound	HSBK	Sell	9,539,874	11,903,528	8/14/17	—	(93,129)
British Pound	HSBK	Sell	28,965,826	36,452,044	8/14/17	26,710	—
British Pound	SSBT	Sell	1,157,592	1,456,714	8/14/17	1,010	—
British Pound	SSBT	Sell	7,245,926	8,989,997	8/14/17	—	(121,956)
British Pound	UBSW	Sell	4,857,686	5,995,675	8/14/17	—	(113,001)
British Pound	UBSW	Sell	30,313,202	38,150,650	8/14/17	30,954	—
Euro	BOFA	Sell	829,910	897,435	8/18/17	5,899	—
Euro	BOFA	Sell	5,000,248	5,335,431	8/18/17	—	(36,115)
Euro	BONY	Sell	473,797	504,613	8/18/17	—	(4,366)
Euro	HSBK	Sell	2,452,473	2,624,943	8/18/17	—	(9,641)
Euro	HSBK	Sell	2,700,000	2,904,795	8/18/17	4,304	—
Euro	SSBT	Sell	4,973,161	5,285,425	8/18/17	—	(57,022)
Euro	UBSW	Sell	3,476,586	3,767,262	8/18/17	32,519	—
Total Forward Exchange Contracts						$4,905,540	$(13,950,690)
Net unrealized appreciation (depreciation)							$(9,045,150)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 60.

|47

FRANKLIN MUTUAL SERIES FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

|48

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated

|49

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage exposure to equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.
Franklin Mutual Beacon Fund – Futures, forwards and options
Franklin Mutual European Fund – Futures and forwards
Franklin Mutual Financial Services Fund – Futures, forwards and options
Franklin Mutual Global Discovery Fund – Futures and forwards
Franklin Mutual International Fund – Futures, forwards and options
Franklin Mutual Quest Fund – Futures and forwards
Franklin Mutual Shares Fund – Futures and forwards

4. INCOME TAXES

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

			Franklin Mutual	Franklin Mutual
	Franklin Mutual	Franklin Mutual	Financial	Global Discovery
	Beacon Fund	European Fund	Services Fund	Fund

Cost of investments	$3,205,415,287	$2,422,231,261	$580,914,481	$18,491,973,112

Unrealized appreciation	$970,205,567	$182,440,611	$113,099,858	$5,213,282,212
Unrealized depreciation	(189,564,742)	(145,379,089)	(34,131,008)	(1,420,834,722)
Net unrealized appreciation (depreciation)	$780,640,825	$37,061,522	$78,968,850	$3,792,447,490

|50

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Franklin Mutual
	International	Franklin Mutual	Franklin Mutual
	Fund	Quest Fund	Shares Fund

Cost of investments	$167,137,893	$5,346,524,725	$12,027,743,831

Unrealized appreciation	$13,505,679	$583,875,560	$4,775,108,560
Unrealized depreciation	(9,706,119)	(508,702,761)	(960,220,043)
Net unrealized appreciation (depreciation)	$3,799,560	$75,172,799	$3,814,888,517

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At March 31, 2017, investments in restricted securities, excluding certain securities exempt from registration under the Securities
Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/
Shares/
Warrants/		Acquisition
Units	Issuer	Date	Cost	Value
Franklin Mutual Beacon Fund
10,848	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$10,848	$—
15,831,950	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
19,805,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
2,846,329	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,890,264	74,719
22,836,904	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	18,692,218	17,896,848
10,273	Warrior Met Coal LLC, A	9/19/14 - 3/31/16	13,493,478	2,881,299
24,026	Warrior Met Coal LLC, B	3/31/16 - 6/23/16	1,922,095	6,738,644
	Total Restricted Securities (Value is 0.7% of Net Assets)		$36,008,903	$27,591,510
Franklin Mutual European Fund
16,127,149	Euro Wagon LP (Value is —% of Net Assets)	12/08/05 - 1/02/08	$6,282,509	$—
Franklin Mutual Financial Services Fund
4,357,178	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	$—	$—
1,815,233	Hightower Holding LLC, B, Series I	3/31/08 - 1/05/10	2,362,324	3,762,615
791,396	Hightower Holding LLC, B, Series II	6/10/10 - 5/10/12	2,420,000	2,709,899
	Total Restricted Securities (Value is 1.0% of Net Assets)		$4,782,324	$6,472,514
Franklin Mutual Global Discovery Fund
8,893	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$8,893	$—
30,279,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
2,491,917	Hightower Holding LLC, B, Series II	6/10/10 - 5/10/12	7,620,000	8,532,823
3,819,425	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	2,536,498	100,264
35,491,081	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	29,095,371	27,813,685
60,966	Warrior Met Coal LLC, A	9/19/14 - 3/31/16	80,068,471	17,099,317
142,575	Warrior Met Coal LLC, B	3/31/16 - 6/23/16	11,406,033	39,988,438
	Total Restricted Securities (Value is 0.4% of Net Assets)		$130,735,266	$93,534,527

|51

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. RESTRICTED SECURITIES (continued)

Principal
Amount/
Shares/
Warrants/		Acquisition
Units	Issuer	Date	Cost	Value
Franklin Mutual Quest Fund
9,272	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$9,272	$—
1,439,821	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
17,934,688	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
58,392	Gulfmark Offshore Inc	1/06/17	105,100	19,421
2,548,299	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,692,334	66,896
19,924,658	International Automotive Components Group North America LLC	1/02/06 - 3/18/13	16,305,945	15,614,576
1,110,000[a] Lee Enterprises Inc., wts., 12/31/22		3/31/14	1,490,026	1,240,531
224,279[b] Sorenson Communications Inc., Membership Interests		4/30/14	—	137,272,296
14,690	Warrior Met Coal LLC, A	9/19/14 - 3/31/16	19,293,267	4,120,148
34,356	Warrior Met Coal LLC, B	3/31/16 - 6/23/16	2,748,507	9,635,930
	Total Restricted Securities (Value is 3.1% of Net Assets)		$41,644,451	$167,969,798
Franklin Mutual Shares Fund
19,594	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$19,594	$—
43,105,703	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	—	—
53,924,666	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
171,232	Gulfmark Offshore Inc	1/06/17	308,200	56,951
7,234,813	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	189,921
63,079,866	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	51,662,536	49,434,492
39,407	Warrior Met Coal LLC, A	9/19/14 - 3/31/16	51,755,872	11,052,599
92,157	Warrior Met Coal LLC, B	3/31/16 - 6/23/16	7,372,579	25,847,550
	Total Restricted Securities (Value is 0.5% of Net Assets)		$115,923,459	$86,581,513

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $185,850,090 as of March 31, 2017.
bThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $286,949,890 as of March 31, 2017.

|52

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended March 31, 2017, investments in “affiliated companies” were as follows:

	Number of
	Shares/			Number of
	Warrants/			Shares/
	Principal			Warrants/
	Amount			Principal
	Held at			Amount	Value at		Realized
	Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)

Franklin Mutual Beacon Fund
Non-Controlled Affiliates
CB FIM Coinvestors LLC (Value is
—% of Net Assets)	15,831,950	—	—	15,831,950	$—	$—	$—
Franklin Mutual European Fund
Controlled Affiliates[a]
Euro Wagon LP (Value is —% of Net
Assets)	16,127,149	—	—	16,127,149	$—	$—	$—
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
AB&T Financial Corp. (Value is —%[b]
of Net Assets)	226,100	—	—	226,100	$124,355	$—	$—
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
International Automotive
Components Group North
America LLC (Value is 0.1% of Net
Assets)	35,491,081	—	—	35,491,081	$27,813,685	$—	$—
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Advanced Emissions Solutions Inc .	1,724,209	—	—	1,724,209	$16,448,954	$—	$—
Eastman Kodak Co	3,072,827	—	—	3,072,827	35,337,511	—	—
Eastman Kodak Co., Term Loan,
7.25%, 9/03/19	37,968,616	—	—	37,968,616	38,158,459	610,135	—
Eastman Kodak Co., wts., 9/03/18	48,582	—	—	48,582	69,958	—	—
Eastman Kodak Co., wts., 9/03/18	48,582	—	—	48,582	48,096	—	—
Lee Enterprises Inc./IA	4,824,268	—	—	4,824,268	12,543,097	—	—
Lee Enterprises Inc., Second Lien
Term Loan, 12.00%, 12/15/22	65,604,374	—	(289,327)	65,315,047	68,853,816	1,049,420	4,365
Lee Enterprises Inc., senior secured
note, first lien, 144A, 9.50%,
3/15/22	99,050,000	—	—	99,050,000	104,453,177	2,326,299	—
Lee Enterprises Inc., wts., 12/31/22	1,110,000	—	—	1,110,000	1,240,531	—	—
New Media Investment Group Inc	4,660,772	271,710	—	4,932,482	70,090,569	1,726,369	—
New Media Holdings II LLC, Fourth
Amendment Replacement Term
Loans, 7.25%, 6/04/20	112,135,512	—	(286,062)	111,849,450	111,290,203	1,761,410	3,370
Total Affiliated Securities (Value is 8.6% of Net Assets)					$458,534,371	$7,473,633	$7,735
Franklin Mutual Shares Fund
Controlled Affiliates[a]
CB FIM Coinvestors LLC	43,105,703	—	—	43,105,703	$—	$—	$—
Non-Controlled Affiliates
Alexander’s Inc	326,675	—	—	326,675	141,077,865	1,388,369	—
Federal Signal Corp	3,288,138	—	(66,859)	3,221,279	44,485,863	225,490	(199,815)

|53

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)

	Number of
	Shares/			Number of
	Warrants/			Shares/
	Principal			Warrants/
	Amount			Principal
	Held at			Amount	Value at		Realized
	Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)

Non-Controlled Affiliates (continued)
International Automotive
Components Group Brazil LLC	7,234,813	—	—	7,234,813	$189,921	$—	$—
International Automotive
Components Group North
America LLC	63,079,866	—	—	63,079,866	49,434,492	—	—
White Mountains Insurance Group
Ltd	297,806	—	(5,845)	291,961	256,890,645	291,961	5,118,162
Total Affiliated Securities (Value is 3.1% of Net Assets)					$492,078,786	$1,905,820	$4,918,347

aIssuer in which the Fund owns 25% or more of the outstanding voting securities.
bRounds to less than 0.1% of net assets.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|54

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of March 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$—	$—	$17,971,567		$17,971,567
Oil, Gas & Consumable Fuels.	180,807,238	9,619,943	—		190,427,181
All Other Equity Investments[b]	3,401,575,702	—	—[c]		3,401,575,702
Corporate Notes and Senior Floating Rate
Interests.	—	78,837,666	—		78,837,666
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	57,433,232	—[c]		57,433,232
Companies in Liquidation	1,444,918	5,350,949	865,230	[c]	7,661,097
Municipal Bonds in Reorganization	—	10,606,155	—		10,606,155
Short Term Investments	178,643,512	42,900,000	—		221,543,512
Total Investments in Securities	$3,762,471,370	$204,747,945	$18,836,797		$3,986,056,112

Other Financial Instruments:
Forward Exchange Contracts	$—	$4,263,558	$—		$4,263,558

Liabilities:
Other Financial Instruments:
Futures Contracts	$4,112,689	$—	$—		$4,112,689
Forward Exchange Contracts	—	7,052,353	—		7,052,353
Total Other Financial Instruments	$4,112,689	$7,052,353	$—		$11,165,042

Franklin Mutual European Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Machinery	$47,569,577	$8,037,038	$—		$55,606,615
All Other Equity Investments[b]	2,266,170,189	—	—[c]		2,266,170,189
Short Term Investments	135,515,979	2,000,000	—		137,515,979
Total Investments in Securities	$2,449,255,745	$10,037,038	$—		$2,459,292,783

Other Financial Instruments:
Forward Exchange Contracts	$—	$18,683,249	$—		$18,683,249

Liabilities:
Other Financial Instruments:
Futures Contracts	$8,533,798	$—	$—		$8,533,798
Forward Exchange Contracts	—	6,337,153	—		6,337,153
Total Other Financial Instruments	$8,533,798	$6,337,153	$—		$14,870,951

Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Banks	$231,214,725	$6,641,111	$—		$237,855,836
Diversified Financial Services	38,675,454	—	6,472,514		45,147,968
All Other Equity Investments[b]	355,482,332	—	—		355,482,332
Companies in Liquidation	—	252,398	—[c]		252,398
Options Purchased	—	486	—		486
Short Term Investments	21,144,311	—	—		21,144,311
Total Investments in Securities	$646,516,822	$6,893,995	$6,472,514		$659,883,331

Other Financial Instruments:
Forward Exchange Contracts	$—	$1,402,452	$—		$1,402,452

|55

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Liabilities:
Other Financial Instruments:
Futures Contracts	$448,579	$—	$—		$448,579
Forward Exchange Contracts	—	2,126,672	—		2,126,672
Total Other Financial Instruments	$448,579	$2,126,672	$—		$2,575,251

Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$154,147,031	$—	$27,913,949		$182,060,980
Banks	2,578,049,906	129,351,270	—		2,707,401,176
Diversified Financial Services	130,064,360	—	8,532,823		138,597,183
Machinery	281,136,228	70,766,319	—		351,902,547
Oil, Gas & Consumable Fuels.	1,725,388,515	57,087,755	—		1,782,476,270
All Other Equity Investments[b]	15,325,300,541	—	—[c]		15,325,300,541
Corporate Bonds, Notes and Senior Floating
Rate Interests	—	666,875,829	—		666,875,829
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	361,214,506	—[c]		361,214,506
Companies in Liquidation	5,055,583	19,135,346	3,021,308	[c]	27,212,237
Municipal Bonds in Reorganization	—	61,186,770	—		61,186,770
Short Term Investments	656,692,563	23,500,000	—		680,192,563
Total Investments in Securities	$20,855,834,727	$1,389,117,795	$39,468,080		$22,284,420,602

Other Financial Instruments:
Forward Exchange Contracts	$—	$52,324,987	$—		$52,324,987

Liabilities:
Other Financial Instruments:
Futures Contracts	$27,040,106	$—	$—		$27,040,106
Forward Exchange Contracts	—	41,786,329	—		41,786,329
Total Other Financial Instruments	$27,040,106	$41,786,329	$—		$68,826,435

Franklin Mutual International Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$163,242,612	$—	$—		$163,242,612
Options Purchased	—	126	—		126
Short Term Investments	1,994,715	5,700,000	—		7,694,715
Total Investments in Securities	$165,237,327	$5,700,126	$—		$170,937,453

Other Financial Instruments:
Forward Exchange Contracts	$—	$407,411	$—		$407,411

Liabilities:
Other Financial Instruments:
Futures Contracts	$273,472	$—	$—		$273,472
Forward Exchange Contracts	—	695,156	—		695,156
Total Other Financial Instruments	$273,472	$695,156	$—		$968,628

|56

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$46,489,392	$—	$15,681,472		$62,170,864
Communications Equipment	—	—	137,272,296		137,272,296
Energy Equipment & Services	—	—	19,421		19,421
Media	137,325,861	1,240,531	—		138,566,392
Oil, Gas & Consumable Fuels.	248,800,855	13,756,078	—		262,556,933
All Other Equity Investments[b]	2,092,789,452	—	—[c]		2,092,789,452
Corporate Bonds, Notes and Senior Floating
Rate Interests	—	1,302,510,565	—		1,302,510,565
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	294,951,379	—[c]		294,951,379
Companies in Liquidation	2,798,372	14,982,942	1,680,146	[c]	19,461,460
Municipal Bonds in Reorganization	—	46,213,777	—		46,213,777
Short Term Investments	950,284,985	114,900,000	—		1,065,184,985
Total Investments in Securities	$3,478,488,917	$1,788,555,272	$154,653,335		$5,421,697,524

Other Financial Instruments:
Forward Exchange Contracts	$—	$1,103,659	$—		$1,103,659

Liabilities:
Other Financial Instruments:
Futures Contracts	$2,609,138	$—	$—		$2,609,138
Forward Exchange Contracts	—	2,636,019	—		2,636,019
Total Other Financial Instruments	$2,609,138	$2,636,019	$—		$5,245,157

Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$85,761,864	$—	$49,624,413		$135,386,277
Energy Equipment & Services	219,135,735	—	56,951		219,192,686
Machinery	271,718,042	51,075,099	—		322,793,141
Oil, Gas & Consumable Fuels.	1,134,496,362	36,900,149	—		1,171,396,511
All Other Equity Investments[b]	11,963,544,685	—	—[c]		11,963,544,685
Corporate Bonds, Notes and Senior Floating
Rate Interests	—	536,573,401	—		536,573,401
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	248,535,638	—[c]		248,535,638
Companies in Liquidation	5,666,542	13,766,790	3,397,055	[c]	22,830,387
Municipal Bonds in Reorganization	—	39,937,732	—		39,937,732
Short Term Investments	1,116,741,890	65,700,000	—		1,182,441,890
Total Investments in Securities	$14,797,065,120	$992,488,809	$53,078,419		$15,842,632,348

Other Financial Instruments:
Forward Exchange Contracts	$—	$4,905,540	$—		$4,905,540

Liabilities:
Other Financial Instruments:
Futures Contracts	$8,656,612	$—	$—		$8,656,612
Forward Exchange Contracts	—	13,950,690	—		13,950,690
Total Other Financial Instruments	$8,656,612	$13,950,690	$—		$22,607,302

aIncludes common, convertible preferred and preferred stocks as well as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at March 31, 2017.

|57

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. FAIR VALUE MEASUREMENTS (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliations of assets for the three months ended March 31, 2017, are as follows:

												Net
												Change in
												Unrealized
												Appreciation
								Net	Net			(Depreciation)
	Balance at				Transfers	Transfers		Realized	Unrealized	Balance		on Assets
	Beginning				Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	of Period		Purchases	Sales	Level 3	Level 3[a]	Adjustments	(Loss)	(Depreciation)	of Period		Period End
Franklin Mutual Financial Services
Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Diversified Financial Services	$5,615,411		$–	$–	$–	$–	$–	$–	$857,103	$6,472,514		$857,103
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components	$14,884,656		$–	$–	$–	$–	$–	$–	$796,816	$15,681,472		$796,816
Communications Equipment	150,861,922		–	–	–	–	–	–	(13,589,626)	137,272,296		(13,589,626)
Energy Equipment & Services	–		105,100	–	–	–	–	–	(85,679)	19,421		(85,679)
Media	1,835,838		–	–	–	(1,240,531)	–	–	(595,307)	–		–
Oil, Gas & Consumable Fuels	15,939,950		–	–	–	(14,713,800)	–	–	(1,226,150)	–		–
Companies in Liquidation	1,680,146	[c]	–	–	–	–	–	–	–	1,680,146	[c]	–

aThe investments were transferred out of Level 3 as a result of the removal of a significant unobservable valuation input.
bIncludes common stocks as well as other equity investments.
cIncludes securities determined to have no value.

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2017, are as follows:

						Impact to Fair
	Fair Value at			Amount/		Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Weighting		Increases[a]
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:
Diversified Financial Services	$6,472,514	Market Comparables	EV / Last 12 Months	2.2	x	Increase[b]
			Revenue multiple
			EV / Last 12 Months	12.1	x	Increase[b]
			EBITDA multiple
			EV / Forward 12	10.7	x	Increase[b]
			Months EBITDA
			multiple
			Discount rate	8.9%		Decrease
Franklin Mutual Quest Fund
Assets:
Investments in Securities:

|58

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

						Impact to Fair
	Fair Value at			Amount/		Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Weighting		Increases[a]
Equity Investments:
Auto Components	$15,614,576	Market Comparables	EV / EBITDA multiple	3.9	x	Increase
		Discounted Cash	3 Yr Forward EBITDA	1.01%		Increase
		Flow	Growth Rate
			Discount Rate	10%		Decrease
Communications Equipment	137,272,296	Market Transactions	Transaction Price[c]	50%		Increase[d]
		Market Comparables	EV / EBITDA Multiple	7.7	x	Increase[d]
All Other Investments[e]	1,766,463
Total	$154,653,335

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value but not net assets.
cInput weighting provided in lieu of amount due to the confidential nature of this information.
dRepresents a significant impact to fair value and net assets.
eIncludes financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable.
May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization EV - Enterprise value

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

|59

FRANKLIN MUTUAL SERIES FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America N.A.	EUR	Euro	ADR	American Depositary Receipt
BONY	The Bank of New York Mellon Corp.	GBP	British Pound	DIP	Debtor-In-Possession
FBCO	Credit Suisse International	INR	Indian Rupee	FHLB	Federal Home Loan Bank
HSBK	HSBC Bank PLC	USD	United States Dollar	GO	General Obligation
SSBT	State Street Bank and Trust Co., N.A.			PIK	Payment-In-Kind
UBSW	UBS AG			TRA	Tax Receivable Agreement Right

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|60

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By _/s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date  May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date  May 25, 2017

By _/s/Robert G. Kubilis_

Robert G. Kubilis

Chief Financial Officer and Chief Accounting Officer

Date  May 25, 2017